As filed with the Securities and Exchange             Registration No. 33-75980*
Commission on April 14, 1997                          Registration No. 811-2513
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                        Post-Effective Amendment No. 7 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

        [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

        [X]  on May 1, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.                        PART A (PROSPECTUS)                              LOCATION

    1          Cover Page...........................................   Cover Page

    2          Definitions..........................................   Definitions

    3          Synopsis.............................................   Prospectus Summary; Fee Table

    4          Condensed Financial Information......................   Condensed Financial Information

    5          General Description of Registrant, Depositor, and
               Portfolio Companies..................................   The Company; Variable Annuity Account
                                                                       C; The Funds

    6          Deductions and Expenses..............................   Charges and Deductions; The Contract -
                                                                       Distribution

    7          General Description of Variable Annuity Contracts....
                                                                       Contract Rights; Miscellaneous

    8          Annuity Period.......................................   Annuity Period

    9          Death Benefit........................................   Death Benefit

   10          Purchases and Contract Value.........................   The Contract;
                                                                       Determining Contract Value

   11          Redemptions..........................................   Contract Rights - Withdrawals; Contract
                                                                       Rights - Right to Cancel

   12          Taxes................................................   Tax Status

   13          Legal Proceedings....................................   Miscellaneous - Legal Proceedings

   14          Table of Contents of the Statement of Additional
               Information..........................................   Statement of Additional Information -
                                                                           Table of Contents






FORM N-4
ITEM NO.            PART B (STATEMENT OF ADDITIONAL INFORMATION)                 LOCATION


   15          Cover Page...........................................   Cover page

   16          Table of Contents....................................   Table of Contents

   17          General Information and History......................   General Information and History

   18          Services.............................................   General Information and History;
                                                                       Independent Auditors

   19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20          Underwriters.........................................   Offering and Purchase of Contracts

   21          Calculation of Performance Data......................   Not Applicable

   22          Annuity Payments.....................................   Annuity Payments

   23          Financial Statements.................................   Financial Statements

                                 Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT C

                                Prospectus Dated:
                                   May 1, 1997
  Group Installment Variable Annuity Contracts for HR 10 Plans and Rewrite of
                               Qualified 401 Plans
================================================================================


The Contracts offered in connection with this Prospectus are group installment Variable Annuity Contracts (the "Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contract is designed to fund Plans ("Plans") that provide for retirement income. The Plans may be entitled to tax-deferred treatment under the Internal Revenue Code of 1986, as amended (the "Code").


The Contract allows values to accumulate under credited interest or variable options, or a combination of these options. It also provides for the payment of annuity benefits on a fixed or variable basis, or a combination thereof.

The variable funding options currently available through the Separate Account under the Contract described in this Prospectus are as follows:

 [bullet] Aetna Variable Fund
 [bullet] Aetna Income Shares
 [bullet] Aetna Variable Encore Fund
 [bullet] Aetna Investment Advisers Fund, Inc.
 [bullet] American Century VP Capital Appreciation (formerly TCI Growth)

The credited interest options available for the accumulation of values are the Guaranteed Accumulation Account and the Fixed Account. The Guaranteed Accumulation Account and the Fixed Account are offered only in those states in which they are approved. Except as specifically mentioned, this Prospectus describes only the variable options of the Contract. Information about the Guaranteed Accumulation Account and the Fixed Account is found in Appendix I and Appendix II, respectively.


This Prospectus contains the information about Variable Annuity Account C (the "Separate Account") that a prospective investor should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this prospectus. An SAI may be obtained without charge by indicating the request on the prospectus receipt contained in this prospectus or by calling 1-800-232-5422. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
1997.

                               TABLE OF CONTENTS
===============================================================================
DEFINITIONS    ................................................ DEFINITIONS - 1
PROSPECTUS SUMMARY   ..........................................     SUMMARY - 1
FEE TABLE   ...................................................   FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION  .............................. AUV HISTORY - 1
THE COMPANY   ............................................................    1
VARIABLE ANNUITY ACCOUNT C   .............................................    1
THE FUNDS  ...............................................................    1
  Fund Investment Advisers   .............................................    2
  Mixed and Shared Funding   .............................................    2
  Fund Additions, Limitations and Substitutions   ........................    2
  404(c) Protection    ...................................................    2
THE CONTRACT  ............................................................    3
  Contract Purchase    ...................................................    3
  Net Purchase Payments   ................................................    3
  Distribution   .........................................................    4
DETERMINING CONTRACT VALUE   .............................................    4
  Accumulation Units   ...................................................    4
  Net Investment Factor   ................................................    5
CONTRACT RIGHTS  .........................................................    5
  Right to Cancel   ......................................................    5
  Rights Under the Contract  .............................................    5
  Transfers and Allocation Changes    ....................................    5
  Withdrawals    .........................................................    5
  Reinvestment Privilege  ................................................    6
CHARGES AND DEDUCTIONS    ................................................    6
  Maintenance Fee   ......................................................    6
  Mortality and Expense Risk Charges  ....................................    7
  Administrative Expense Charge    .......................................    7
  Fund Expenses  .........................................................    7
  Allocation and Transfer of Fees  .......................................    7
  Deferred Sales Charge   ................................................    7
  Premium Tax    .........................................................    8
ADDITIONAL WITHDRAWAL OPTIONS   ..........................................    8
  General  ...............................................................    8
  Estate Conservation Option    ..........................................    9
  Systematic Withdrawal Option  ..........................................    9
ANNUITY PERIOD   .........................................................   10
  Annuity Period Elections   .............................................   10
  Annuity Options   ......................................................   10
DEATH BENEFIT    .........................................................   12
  Accumulation Period  ...................................................   12
  Annuity Period    ......................................................   12

TAX STATUS  ...................................................  13
  Federal Tax Status of the Company    ........................  13
  Use of the Contract   .......................................  13
  Tax Status of Amounts Distributed Under The Contract   ......  13
MISCELLANEOUS  ................................................  14
  Performance Reporting    ....................................  14
  Voting Rights   .............................................  14
  Modification of the Contract   ..............................  15
  Contract Holder Inquiries   .................................  15
  Telephone Transfers   .......................................  15
  Transfer of Ownership; Assignment    ........................  15
  Legal Proceedings  ..........................................  15
  Legal Matters   .............................................  15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   .........  16
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT  ..................  17
APPENDIX II--FIXED ACCOUNT ....................................  18

                                  DEFINITIONS
===============================================================================

As used in this Prospectus, the following terms have the meanings shown:

Account Value: The dollar value of amounts held in an Account as of any Valuation Period, including the value of the Accumulation Units in the Funds, the amounts held in GAA, and any amounts invested in the Fixed Account, plus interest earned on those amounts, less any maintenance fees due, but excluding amounts used for Annuity Options.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of the Separate Account assets attributable to each Fund used as a variable funding option.

Aggregate Purchase Payment(s): The sum of all Purchase Payment(s) made under a Contract.

Annuitant: A natural person on whose life an Annuity payment is based.

Annuity: A series of payments for life, for a definite period, or a combination of the two.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

Code: Internal Revenue Code of 1986, as amended.

Company: Aetna Life Insurance and Annuity Company, sometimes referred to as "we" or "us".

Contract: The group installment Purchase Payment variable annuity contracts offered by this Prospectus.

Contract Holder: The entity to which the Contract is issued. The Contract Holder is usually the trustee of a trusteed Plan.

Contract Year: For HR 10 Contracts issued before June 1, 1992, and for all Corporate 401 Contracts, the period of 12 months measured from the Contract's effective date or from any anniversary of such effective date. For HR 10 Contracts issued on and after June 1, 1992, the period of 12 months measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date, subject to state approval.

Corporate 401 Contracts: Contracts designed for Corporate 401 Plans.

Distributor(s): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Effective Date: The date on which the Company accepts and approves the Contract application.

ERISA: The Employee Retirement Income Security Act of 1974, as amended.

Funds: An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.


GAA: Guaranteed Accumulation Account, the credited interest option available in most jurisdictions for deposits under the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

HR 10 Contracts: Contracts designed for HR 10 Plans.

Individual Account: A record established for each Participant to identify Contract values accumulated on the Participant's behalf during the Accumulation Period.

Market Value Adjustment: An amount deducted or added to amounts withdrawn early from the Guaranteed Accumulation Account to reflect changes in the market value of the investment since the date of deposit. See Appendix I and the

-------------------------------------------------------------------------------
                                DEFINITIONS - 1
prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

Net Purchase Payments(s): The Purchase Payment(s) less premium taxes, if applicable.

Participant ("You"): An eligible person participating in a Plan.

Plan(s): There are two types of plans described in this Prospectus: Qualified tax-deferred retirement plans established by self-employed individuals ("HR 10 Plans"); and qualified tax-deferred retirement plans established by corporations that have elected to rewrite their individual pension annuity contracts ("Corporate 401 Plans"). HR 10 Plans for sole proprietorships or partnerships are sometimes referred to as Keogh Plans.

Plan Account: The record established for a Contract Holder of the Net Purchase Payment(s) accumulated under a Contract where Individual Accounts are not maintained.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

SEC: Securities and Exchange Commission.

Separate Account: Variable Annuity Account C, an account whose assets are segregated from other assets of the Company and which holds shares of the Funds acquired for the Contracts. The Company holds title to the assets held in the Separate Account.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts.

Valuation Period: The period of time from when the Company determines the Accumulation Unit Value and Annuity Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Reserve: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for a Specified Period" nonlifetime Annuity option when elected on a variable basis under the Contract.

Variable Annuity Contract: An Annuity Contract providing for the accumulation of values and for Annuity payments which vary in dollar amount with investment.

-------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
===============================================================================

CONTRACT PURCHASE

     The Contracts are designed for Plans established by self-employed individuals ("HR 10 Contracts"), or established by employers for their employees to provide retirement benefits under Corporate 401 Plans ("Corporate 401 Contracts"). The Contracts may be purchased by completing the proper application form and submitting it to the Distributor with the initial Purchase Payment. "Contract Purchase" in this Prospectus outlines the complete process of purchasing a Variable Annuity Contract.

REDEMPTION

     The Contract Holder may withdraw all or a portion of the Contract or an Individual Account value during the Accumulation Period by properly completing and submitting to the Company a disbursement form provided by the Company. Certain charges and deductions may be assessed upon withdrawal. (See "Charges and Deductions.")

DEFERRED SALES CHARGE

     The maximum deferred sales charge that could be assessed on a full or partial withdrawal is 5% of the amount withdrawn. (See "Deferred Sales Charge" and "Withdrawals.")

TAXES AND WITHHOLDING

     Certain distributions are subject to mandatory withholding. A 10% federal penalty tax may be imposed on a premature distribution paid to the Participants. (See "Tax Status of Amounts Distributed Under the Contract.")

CONTRACT CHARGES

     Certain other charges are associated with this Contract such as the maintenance fee, mortality and expense risk charges, administrative expense charge, fund expenses, allocation and transfer fees, and premium tax. (See "Charges and Deductions" for a compete explanation of these charges.)

FREE LOOK

     The Contract Holder may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation to the Company. Unless state law requires otherwise, the amount you will receive on cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of your Purchase Payments. (See "Contract Rights--Right to Cancel.")

-------------------------------------------------------------------------------
                                  SUMMARY - 1

                                   FEE TABLE
                     (Based on year ended December 31, 1996)
===============================================================================

The purpose of the Fee Table is to assist Contract Holders in understanding the various costs and expenses that will be borne, directly or indirectly, under the Contract. The information listed reflects the charges due under the Contract as well as the fees and expenses deducted from the Funds. Additional information regarding the charges and deductions assessed under the Contract can be found under "Charges and Deductions" in this Prospectus. Charges and expenses shown do not take into account premium taxes that may be applicable.

CONTRACT HOLDER TRANSACTION EXPENSES

Deferred Sales Charge (as a percentage of amount withdrawn)(1):


 Completed Contract Years        Deduction
------------------------------- -----------
   Less than 5                      5%
   5 or more but less than 7        4%
   7 or more but less than 9        3%
   9 or more but less than 10       2%
  10 or more                        0%



 Allocation and Transfer Fees(2)   .........    $ 0.00
 Annual Contract Maintenance Fee(3)   ......    $30.00


SEPARATE ACCOUNT ANNUAL EXPENSES (HR 10 CONTRACTS)

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)

 Mortality and Expense Risk Fees  ...............       1.25%
 Administrative Expense Charge(4) ...............          0%
                                                      ------
   Total Separate Account Annual Expenses  ......       1.25%
                                                      ======

SEPARATE ACCOUNT ANNUAL EXPENSES (CORPORATE 401 CONTRACTS)

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)

 Mortality and Expense Risk Fees  ...............       1.19%
 Administrative Expense Charge(4) ...............          0%
                                                      ------
   Total Separate Account Annual Expenses  ......       1.19%
                                                      ======

------------------
(1) The total amount deducted for the deferred sales charge will not exceed 8.5% of the Purchase Payments made to the Individual Account. The deferred sales charge may be referred to in the Contract as a "surrender fee." See "Deferred Sales Charge" for instances in which this charge is not deducted.

(2) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a fee of $10 for each transfer or allocation change in excess of 12 per calendar year. (See "Transfers and Allocation Changes.")

(3) A Maintenance fee, to the extent permitted by state law, is also deducted upon termination of an Account.

(4) The Company currently does not impose an Administrative Expense Charge. However, the Company reserves the right to deduct a daily charge of not more than 0.25% per year from the variable portion of contract values.

-------------------------------------------------------------------------------
                                 FEE TABLE - 1

MUTUAL FUND ANNUAL EXPENSES

(Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996)


                                                                          Investment            Other
                                                                       Advisory Fees(1)      Expenses(2)
                                                                        (after expense     (after expense      Total Fund
                                                                        reimbursement)     reimbursement)    Annual Expenses
                                                                      ------------------- ----------------- -----------------
Aetna Variable Fund(3)                                                     0.50%               0.06%             0.56%
Aetna Income Shares(3)                                                     0.40%               0.08%             0.48%
Aetna Variable Encore Fund(3)                                              0.25%               0.10%             0.35%
Aetna Investment Advisers Fund, Inc.(3)                                    0.50%               0.08%             0.58%
American Century VP Capital Appreciation (formerly "TCI Growth")(4)        1.00%               0.00%             1.00%



------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) A Fund's "Other Expenses" include operating costs of the fund. The expenses are factored into the Fund's net asset value and are not deducted from the Contract Holder's or Participant's Account Value.

(3) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1966 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, and Aetna Investment Advisers Fund, Inc. Therefore, the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement.

    Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, and Aetna Investment Advisers Fund, Inc. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.

(4) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.


-------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, you would have paid the following on a $1,000 investment:(1)

HR 10 CONTRACTS


                                                            EXAMPLE A                                   EXAMPLE B
                                           ------------------------------------------- -------------------------------------------
                                            If you make a complete withdrawal           If you do not make a complete
                                            of your contract at the end of the          withdrawal of your contract or if you
                                            applicable time period:                     annuitize:*
                                            1 year    3 years    5 years    10 years    1 year    3 years   5 years     10 years
                                           --------- ---------- ---------- ----------- --------- ---------- ---------- ----------
Aetna Variable Fund                           $70       $113       $147       $218        $19       $59       $101       $218
Aetna Income Shares                           $70       $111       $143       $210        $18       $56       $ 97       $210
Aetna Variable Encore Fund                    $68       $107       $137       $196        $17       $52       $ 90       $196
Aetna Investment Advisers Fund, Inc.          $71       $114       $148       $220        $19       $59       $102       $220
American Century VP Capital Appreciation
 (formerly TCI Growth)                        $75       $126       $169       $264        $23       $72       $123       $264


CORPORATE 401 CONTRACTS


                                                            EXAMPLE A                                   EXAMPLE B
                                           ------------------------------------------- -------------------------------------------
                                            If you make a complete withdrawal           If you do not make a complete
                                            of your contract at the end of the          withdrawal of your contract or if you
                                            applicable time period:                     annuitize:*
                                            1 year    3 years    5 years    10 years    1 year    3 years   5 years     10 years
                                           --------- ---------- ---------- ----------- --------- ---------- ---------- ----------
Aetna Variable Fund                           $70       $112       $144       $212        $18       $57       $98        $212
Aetna Income Shares                           $69       $109       $140       $203        $17       $54       $93        $203
Aetna Variable Encore Fund                    $68       $105       $134       $189        $16       $50       $87        $189
Aetna Investment Advisers Fund, Inc.          $70       $112       $145       $214        $19       $57       $99        $214
American Century VP Capital Appreciation
 (formerly TCI Growth)                        $74       $124       $166       $258        $23       $70       $120       $258


------------------

(1) The illustration reflects the $30.00 annual maintenance fee as an annual charge of 0.051% of assets.

 * This example would not apply if a nonlifetime variable annuity option is selected and a lump sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would than apply. (See Example A.)

------------------------------------------------------------------------------
                                 FEE TABLE - 3

                         CONDENSED FINANCIAL INFORMATION
                             Corporate 401 Contracts

    (Selected data for accumulation units outstanding throughout each period)
===============================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, Independent auditors. The financial statements as of and for the year ended December 31, 1996 and the Independent Auditors' report thereon, are included in the Statement of Additional Information.


                                        1996          1995         1994         1993
                                     ---------   -----------    ----------   ----------
AETNA VARIABLE FUND
Value at beginning of period         $180.879     $138.406      $141.424      $134.081
Value at end of period               $222.444     $180.879      $138.406      $141.424
Increase (decrease) in value
 of accumulation unit(1)                22.98%       30.69%        (2.13)%        5.48%
Number of accumulation
 units outstanding at end of
 period                               340,229      549,056     1,258,166     1,616,018
AETNA INCOME SHARES
Value at beginning of period         $ 47.405     $ 40.570      $ 42.675      $ 39.376
Value at end of period               $ 48.524     $ 47.405      $ 40.570      $ 42.675
Increase (decrease) in value
 of accumulation unit(1)                 2.36%       16.85%        (4.93)%        8.38%
Number of accumulation
 units outstanding at end of
 period                                43,327       72,902       181,535       241,551
AETNA VARIABLE ENCORE FUND
Value at beginning of period         $ 38.485     $ 36.723      $ 35.701      $ 35.009
Value at end of period               $ 40.069     $ 38.485      $ 36.723      $ 35.701
Increase (decrease) in value
 of accumulation unit(1)                 4.12%        4.80%         2.88%         1.98%
Number of accumulation
 units outstanding at end of
 period                                93,727      150,480       241,159       312,350
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period         $ 18.024     $ 14.317      $ 14.558      $ 13.407
Value at end of period               $ 20.511     $ 18.024      $ 14.317      $ 14.558
Increase (decrease) in value
 of accumulation unit(1)                13.80%       25.89%        (1.66)%        8.59%
Number of accumulation
 units outstanding at end of
 period                               280,547      393,613       756,261     1,142,268
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period         $ 10.000(3)
Value at end of period               $  9.428
Increase (decrease) in value
 of accumulation unit(1)                (5.72)%(3)
Number of accumulation
 units outstanding at
 end of period                         91,885



                                  1992         1991         1990           1989          1988          1987
                               ------------ ------------ ------------ --------------- ------------ -------------

AETNA VARIABLE FUND
Value at beginning of period     $ 127.171    $ 101.824    $  99.758      $  78.220     $  69.051    $  66.237
Value at end of period           $ 134.080    $ 127.171    $ 101.824      $  99.758     $  78.220    $  69.051
Increase (decrease) in value
 of accumulation unit(1)              5.43%       24.89%        2.07%         27.54%        13.28%        4.25%
Number of accumulation
 units outstanding at end of
 period                          1,829,160    1,956,479    2,169,721      2,496,795     3,030,548    3,740,739
AETNA INCOME SHARES
Value at beginning of period     $  37.086    $  31.424    $  29.142      $  25.734     $  24.197    $  23.426
Value at end of period           $  39.376    $  37.086    $  31.424      $  29.142     $  25.734    $  24.197
Increase (decrease) in value
 of accumulation unit(1)              6.17%       18.02%        7.83%         13.24%         6.35%        9.29%
Number of accumulation
 units outstanding at end of
 period                            263,105      283,119      251,861        248,678       284,650      251,513
AETNA VARIABLE ENCORE FUND
Value at beginning of period     $  34.172    $  32.460    $  30.295      $  28.028     $  26.387    $  25.001
Value at end of period           $  35.009    $  34.172    $  32.460      $  30.295     $  28.028    $  26.387
Increase (decrease) in value
 of accumulation unit(1)              2.45%        5.27%        7.15%          8.09%         6.22%        5.54%
Number of accumulation
 units outstanding at end of
 period                            471,585      470,248      624,613        542,581       637,833      627,039
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period     $  12.755    $  10.906    $  10.440      $  10.000(2)
Value at end of period           $  13.407    $  12.755    $  10.906      $  10.440
Increase (decrease) in value
 of accumulation unit(1)              5.11%       16.86%        4.46%          4.40%
Number of accumulation
 units outstanding at end of
 period                          1,129,453      725,598      619,748        470,302
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period
Value at end of period
Increase (decrease) in value
 of accumulation unit(1)
Number of accumulation
 units outstanding at
 end of period


(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during April 1996 when the Fund became available under the Contract, when Funds were first received under this option or when the applicable daily asset charge was first utilized.

*Formerly TCI Portfolios, Inc.-TCI Growth.

-------------------------------------------------------------------------------
                                AUV HISTORY - 1

                        CONDENSED FINANCIAL INFORMATION
                                 HR 10 Contracts

   (Selected data for accumulation units outstanding throughout each period)
===============================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, Independent Auditors. The financial statements as of and for the year ended December 31, 1996 and the Independent Auditors' report thereon, are included in the Statement of Additional Information.


                                      1996         1995          1994            1993            1992
                                  ------------- ------------ -------------- ---------------- -------------
AETNA VARIABLE FUND
Value at beginning of period         $ 137.869    $ 105.558     $  107.925      $  102.383     $   97.165
Value at end of period               $ 169.448    $ 137.869     $  105.558      $  107.925     $  102.383
Increase (decrease) in value of
 accumulation unit(1)                    22.91%       30.61%         (2.19)%          5.41%          5.37%
Number of accumulation units
 outstanding at end of period        2,071,139    6,364,000     13,966,072      21,148,863     24,201,565
AETNA INCOME SHARES
Value at beginning of period         $  46.913    $  40.173     $   42.283      $   39.038     $   36.789
Value at end of period               $  47.992    $  46.913     $   40.173      $   42.283     $   39.038
Increase (decrease) in value of
 accumulation unit(1)                     2.30%       16.78%         (4.99)%          8.31%          6.11%
Number of accumulation units
 outstanding at end of period          835,724    2,377,622      5,108,720       8,210,666      8,507,292
AETNA VARIABLE ENCORE FUND
Value at beginning of period         $  37.988    $  36.271     $   35.282      $   34.619     $   33.812
Value at end of period               $  39.528    $  37.988     $   36.271      $   35.282     $   34.619
Increase (decrease) in value of
 accumulation unit(1)                     4.05%        4.73%          2.80%           1.92%          2.39%
Number of accumulation units
 outstanding at end of period          597,656    1,836,260      3,679,802       5,086,515      7,534,662
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period         $  17.954    $  14.270     $   14.519      $   13.379     $   12.736
Value at end of period               $  20.419    $  17.954     $   14.270      $   14.519     $   13.379
Increase (decrease) in value of
 accumulation unit(1)                    13.73%       25.82%         (1.71)%          8.52%          5.05%
Number of accumulation units
 outstanding at end of period        2,716,641    9,193,181     21,990,186      30,784,750     34,802,433
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period         $  13.224    $  10.213     $   10.463      $   10.000(3)
Value at end of period               $  12.480    $  13.224     $   10.213      $   10.463
Increase (decrease) in value of
 accumulation unit(1)                    (5.63)%      29.47%         (2.39)%          4.63%
Number of accumulation units
 outstanding at end of period          741,392    4,184,701      12,096,73       12,272,15



                                      1991          1990           1989            1988          1987
                                  ------------- ------------- ---------------- ------------- --------------
AETNA VARIABLE FUND
Value at beginning of period        $   77.845    $   76.311      $   59.871     $   52.885    $   50.760
Value at end of period              $   97.165    $   77.845      $   76.311     $   59.871    $   52.885
Increase (decrease) in value of
 accumulation unit(1)                    24.82%         2.01%          27.46%         13.21%         4.19%
Number of accumulation units
 outstanding at end of period       20,948,226    18,362,906      17,142,820     16,455,396    16,497,406
AETNA INCOME SHARES
Value at beginning of period        $   31.192    $   28.943      $   25.574     $   24.061    $   23.308
Value at end of period              $   36.789    $   31.192      $   28.943     $   25.574    $   24.061
Increase (decrease) in value of
 accumulation unit(1)                    17.94%         7.77%          13.17%          6.29%         3.23%
Number of accumulation units
 outstanding at end of period        7,844,412     6,984,793       6,202,834      5,955,293     5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period        $   32.138    $   30.012      $   27.783     $   26.171    $   24.812
Value at end of period              $   33.812    $   32.138      $   30.012     $   27.783    $   26.171
Increase (decrease) in value of
 accumulation unit(1)                     5.21%         7.08%           8.02%          6.16%         5.48%
Number of accumulation units
 outstanding at end of period        8,430,082    10,220,110       8,286,033      8,154,644     7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period        $   10.896    $   10.437      $   10.000(2)
Value at end of period              $   12.736    $   10.896      $   10.437
Increase (decrease) in value of
 accumulation unit(1)                    16.89%         4.40%           4.37%
Number of accumulation units
 outstanding at end of period       22,898,099    17,078,985       9,535,986
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.
(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.

*Formerly TCI Portfolios, Inc.-TCI Growth.


-------------------------------------------------------------------------------
                                AUV HISTORY - 2

                                  THE COMPANY
===============================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
===============================================================================

      Variable Annuity Account C is a Separate Account established by the Company in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains or losses of the Separate Account are credited to or charged against all assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                                   THE FUNDS
===============================================================================

      The Contract Holder will designate some or all of the Funds described below as variable funding options under the Contract. The Contract Holder, or the Participant, if allowed by the Contract Holder may select one or more of the Funds for investment of the Purchase Payments made on their behalf. Except where noted, all of the Funds are diversified as defined in the Investment Company Act of 1940.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.

[bullet] American Century Variable Portfolio, Inc.--American Century VP Capital
         Appreciation (formerly TCI Growth) seeks capital growth. The fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.


      There is no assurance that the Funds will achieve their investment objectives. Contract Holders bear the full investment risk of investments in the Funds selected.

------------------------------------------------------------------------------

      Some of the above funds may use instruments known as derivatives as part of their investment strategies as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the telephone number listed on the cover of this Prospectus.


FUND INVESTMENT ADVISERS

The following identifies the investment adviser for each Fund.


            Fund                   Investment Adviser
----------------------------- -----------------------------
 Aetna Variable Fund           Aetna Life Insurance and
                                Annuity Company (ALIAC)*
 Aetna Income Shares           ALIAC*
 Aetna Variable Encore Fund    ALIAC*
 Aetna Investment Advisers     ALIAC*
 Fund, Inc.
 American Century VP           American Century Investment
 Capital Appreciation           Management, Inc.
 (formerly TCI Growth)
 * Aeltus Investment Management, Inc., Subadviser


MIXED AND SHARED FUNDING

      Shares of the Funds are sold to the Company for funding variable annuities. The Funds may be sold to other companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance policies through variable life separate accounts sponsored by the Company or by third parties. This is referred to as "mixed funding."

      It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in these Funds simultaneously, since the interests of the contract holders or policy owners may differ. Each Fund's Board of Trustees or Directors has agreed to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.


FUND ADDITIONS, LIMITATIONS AND SUBSTITUTIONS


      The Company may, from time to time, add, withdraw or substitute Funds as eligible variable funding options under the Contracts, subject to the conditions in the Contract and to compliance with regulatory requirements.

      The Company's current policy is to allow only Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. to be used as variable investment options during the Annuity Period. (See "Annuity Period Elections.")

      The Contract Holder may decide to offer only a select number of Funds as funding options under its Plan.

404(c) PROTECTION

      The Employee Retirement Income Security Act of 1974 (ERISA) imposes a "prudent man" standard of investment selection and monitoring on employers and other pension plan fiduciaries. Fiduciaries can be held liable for plan investment losses if they fail to invest plan assets prudently. However, Section 404(c) of ERISA provides limited relief from liability in participant-directed individual account plans where the plans' investment options meet special conditions.

      The five mutual fund options offered under the Contract allow plan trustees to take advantage of the 404(c) protection. These five funds qualify as "core funds" under the 404(c) rules since they are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily, and are look-through investment vehicles (mandatory for employees with small account balances). The Fixed and Guaranteed Accumulation Accounts are designed to be additional investments (not 404(c) core funds) which, in combination with the Funds, provide employers with both a well-rounded portfolio and 404(c) protection without the need for outside investment managers.

      Although the Contract can provide employers and trustees with 404(c) protection, it is important to understand that the Company is not a designated fiduciary nor investment manager for any pension plan, since the Company has no discretionary authority over the plan or its investments. Rather, the Company's responsibility is to

-------------------------------------------------------------------------------
carry out the investment instructions received from the trustee and/or employees in accordance with applicable federal and state requirements. The employer and plan trustee always have overall fiduciary responsibility for their plan. It is also important to note that the plan trustees must take certain affirmative actions in order to avail themselves of 404(c) protection and should carefully review the applicable Department of Labor regulations (29 C.F.R. [sec] 2550.404c-1).

      Contract Holders and Participants should read the accompanying prospectuses of the Funds carefully before investing. Fund prospectuses may be obtained from the Company at its Home Office.

                                  THE CONTRACT
===============================================================================

CONTRACT PURCHASE

      An organization eligible to establish HR 10 Plans may acquire a group HR 10 Contract for its Plan by filling out the appropriate master application form and returning it to the Company or to a Distributor for delivery to the Company. Once we approve the application, a group Contract is issued to the organization as Contract Holder. The Contract Holder exercises all rights under the Contracts. (See "Contract Rights.") Purchase Payments to the HR 10 Contract may not be less than $25 per payment per Participant and annual Aggregate Purchase Payments must be at least $6,000 ($2,000 average per Participant, if less than three Individual Accounts).

      The Corporate 401 Contract was available, through the Company's rewrite program, only to Contract Holders of Individual Pension Trust Contracts issued prior to May 1, 1975, who elected to discontinue Purchase Payments to their existing Contracts and direct future Purchase Payments to new Contracts. The Contract is no longer available for new sales.

      Participants may fill out an enrollment form or forms and return them to the Company or to a Distributor for delivery to the Company for review, acceptance or rejection. The Company must accept or reject an application or enrollment form within two business days of its receipt. If the application or enrollment form is incomplete, the Company may hold it and any accompanying Purchase Payment for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder or Participant, pending acceptance of the application or enrollment form. If the application or enrollment form is accepted, a Contract will be issued to the Contract Holder. Any Purchase Payment accompanying the application or enrollment form or received prior to acceptance of the application, will be invested as of the date of acceptance. If the application or enrollment form is rejected, the application or enrollment form and any Purchase Payments will be returned to the Contract Holder.

      A single master group Contract is issued to cover all present and future Participants. If a group Contract is not permitted by the state, an individual Contract will be issued. Group Contracts may be issued in either allocated or unallocated form. An allocated Contract provides for the establishment of an Individual Account for each Participant. An unallocated Contract does not provide for the establishment of Individual Accounts but all Purchase Payments are applied to a single Plan Account.

      The Purchase Payments made on behalf of a Participant in a defined contribution Plan are determined by the Plan contribution formula. Generally, Code section 415 imposes an annual limit of the lesser of $30,000 or 25% of includible compensation for each Participant. Purchase Payments for a defined benefit Plan are determined on an actuarial basis to provide Plan benefits for all Participants. These Purchase Payments are held in a single Plan Account. Under Code Section 415, a Plan can provide annual benefits of the lesser of $125,000 (for 1997) or 100% of includible compensation for each Participant. Under Code Section 402(g) for 401(k) Plans, the maximum elected deferral is $9,500 (for 1997).

NET PURCHASE PAYMENTS

      Each Purchase Payment is forwarded to the Company through a Distributor. Each Net Purchase Payment, to the extent it is to be accumulated on a variable basis, is placed in the Separate Account and credited to the Contract.

      The Contract Holder or, if permitted by a Plan, the Participant may elect to have the Net Purchase Payment(s) accumulate (a) on a variable basis by allocation to one of

-------------------------------------------------------------------------------
more of the available Funds; (b) on a fixed basis under one or more of the available credited interest options; or (c) in a combination of any of the available investment options. The Net Purchase Payment(s) must be allocated to the respective options in increments of whole percentage amounts.

      The Contract Holder or, if permitted by a Plan, the Participant may elect to change the allocation of future Net Purchase Payments to any accumulation option described above.

DISTRIBUTION

      The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell Variable Annuity Contracts. These registered representatives may also provide service to Participants in connection with establishing their Accounts under the Contract.

      Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum amount that the Company will ever pay as commission with respect to any given Purchase Payment is in the first Purchase Payment Period and range from 2% of that Purchase Payment. The Company may also pay renewal commissions and service fees. In limited circumstances, we also pay certain of these professionals profit sharing and other compensation, overrides or reimbursement for expenses. The average of all payments made by the Company is equal to approximately 2% of the total Purchase Payments made over the estimated life of the Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charges."

      Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the association for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or association would endorse the Company as a provider of the Contract. Participants will be notified if they are purchasing a Contract that is subject to these arrangements.

                           DETERMINING CONTRACT VALUE
===============================================================================

ACCUMULATION UNITS

      A Purchase Payment that is directed to one or more of the Funds is deposited in the Separate Account and credited to the Account in the form of Accumulation Units for each Fund selected. The number of Accumulation Units credited is determined by dividing the applicable portion of the Purchase Payment by the Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is that next-computed following the date on which a Purchase Payment is received, unless the application has not been accepted. In that event, Purchase Payments will be credited at the Accumulation Unit value next determined after acceptance of the application. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Purchase Payments by the Separate Account. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract.

      Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to the Contract at the Accumulation Unit Value next determined after receipt by the Company of your payment or transfer request.

-------------------------------------------------------------------------------

NET INVESTMENT FACTOR

      The value of an Accumulation Unit for any Valuation Period is calculated by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

      The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net investment rate.

      The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of a Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account, divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) a daily charge at an annual rate of 1.25% for HR 10 Contracts, and 1.19% for Corporate 401 Contracts, for the Annuity mortality and expense risks, and a daily administrative expense charge which will not exceed 0.25% on an annual basis. The administrative expense charge is currently 0%. The net investment rate may be more or less than zero.

                                CONTRACT RIGHTS
===============================================================================

RIGHT TO CANCEL

      The Contract Holder may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation of the Company. The Company will produce a refund not later than seven days after it receives the Contract and the written notice at the Home Office. Unless the applicable state law requires a refund of Purchase Payments only, the Company will refund the Purchase Payment(s) plus any increase or minus any decrease in the value attributable to any Purchase Payments allocated to the variable option(s).

RIGHTS UNDER THE CONTRACT

      All rights under the Contract rest with the Contract Holder, which is usually the employer. In the case of a trusteed Plan, the Plan trustee will be the Contract Holder. Benefits available to Participants are governed exclusively by the provisions of the Plan. Some of the options and elections under the Contract may not be available to Participants under the provisions of the Plan.

TRANSFERS AND ALLOCATION CHANGES

      During each calendar year, the Contract Holder, or if applicable, the Participant may change the allocation of future Net Purchase Payments among the allowable investment options. Currently, an unlimited number of allocation changes may be made in a calendar year free of charge. However, the Company reserves the right to charge $10 for each allocation change in excess of 12 in a calendar year.

      During the Accumulation Period only, the Company currently permits an unlimited number of free transfers of accumulated values in the Individual or Plan Account each calendar year. The Company reserves the right to charge $10 for each transfer in excess of 12 in a calendar year. Transfers may be made among the available Funds or from any of the Funds to a credited interest option. Any transfer will be based on the Accumulation Unit value next determined after a proper request is received at the Home Office. See Appendix I and II for information on transfers from credited interest options.

      During the Annuity Period, no transfers of accumulated value are allowed.

WITHDRAWALS

      The Contract Holder may withdraw all or a portion of the Individual or Plan Account value during the Accumulation Period. To do so, the Contract Holder must properly complete a disbursement form provided by the Company and send it to the Company's Home Office. Disbursement forms are available from the Company and its representatives. Withdrawals may be requested in one of the following ways:

[bullet] Full withdrawal of the Contract: The amount paid will be the full value of the Plan Accounts minus any applicable deferred sales charge(s) and maintenance fees due.

[bullet] Full withdrawal of an Individual Account: The amount paid will be the full value of the Individual Account minus any applicable deferred sales charge and maintenance fee due.*

[bullet] Partial withdrawal (percentage): The amount paid will be the percentage of the Individual or Plan Account value requested minus any applicable deferred sales charge.*

[bullet] Partial withdrawal (specific dollar amount): The amount paid will be the dollar amount requested. However, the

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                                       5
      amount withdrawn from the Individual or Plan Account will equal the dollar amount requested minus any applicable deferred sales charge.*

* A 20% income tax may be withheld from amounts paid directly to a Participant. See "Tax Status of Amounts Distributed Under the Contract."

      All amounts paid will be based on Individual or Plan Account values as of the end of the Valuation Period for which the request is received in the Home Office or such later date as the disbursement form may specify. For any partial withdrawal, unless requested otherwise by the Contract Holder, the value of the Accumulation Units cancelled will be withdrawn proportionately from each investment option used under the Individual or Plan Account.

      Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days after a properly completed withdrawal form is received at the Company's Home Office or within seven calendar days of the date the withdrawal from may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the funds is not reasonably practicable or is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Contract Holders and Participants. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

REINVESTMENT PRIVILEGE

      The Contract Holder may elect to reinvest all or a portion of the proceeds received from the full withdrawal of a Plan or Individual Account within 30 days after such withdrawal. Accumulation Units will be credited to the Plan or Individual Account for the amount reinvested, as well as for any applicable maintenance fee and any appropriate portion of any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amount reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal.


      The number of Accumulation Units credited will be based upon the Accumulation Unit value(s) next computed after the Company's Home Office receives the reinvestment request along with the amount to be reinvested. The reinvestment privilege may be used only once. A Contract Holder contemplating reinvestment should seek competent advice regarding the tax consequences associated with such a transaction.

                             CHARGES AND DEDUCTIONS
===============================================================================

MAINTENANCE FEE

      An annual maintenance fee is deducted during the Accumulation Period from each Individual or Plan Account on its anniversary date (or, if not a valuation date, on the next valuation date). This fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Individual or Plan Account. The Company deducts this fee from each respective investment option in the same proportion as the values held under each option bear to the total value of the Individual Account. The maintenance fee, to the extent permitted by state law, is also deducted upon termination of an Individual or Plan Account.

      The annual maintenance fee is $30 for each Individual Account. The annual maintenance fee for a Plan Account is $30 for each Participant for whom payments are being made to the Contract to a maximum of $240 for the Plan Account.

      The Contract Holder may elect to pay the annual maintenance fee directly to the Company for all Participants. In this case, the maintenance fee will not be deducted from the current value.


      For HR 10 Contracts, the Contract Holder may be eligible for a maintenance fee reduction. At installation, if the Contract has 25 or more active participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee for all participants will be reduced by $10. Subsequent to the installation and for Contracts effective prior to June 1, 1992, the maintenance fee for all participants will be reduced by $5 if the Contract has 25 or more active participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments.


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                                       6

      For Corporate 401 Contracts, the maintenance fee will be reduced by $5 if the Contract has 25 or more active Participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments.

      For all Contracts, the maintenance fee is waived if (a) a Participant has a total of less than $100 in his or her Individual Accounts, (b) a Participant enrolls within 90 days of the maintenance fee deduction, or (c) upon termination of an Individual or Plan Account, a maintenance fee has been deducted within the previous 90 days.

MORTALITY AND EXPENSE RISK CHARGES

      The Company makes a daily deduction from the variable portion of Contract values for mortality and expense risks. This deduction, made as part of the calculation of Accumulation and Annuity Unit value(s), is equivalent to 1.25% per year for HR 10 Contracts and 1.19% per year for Corporate 401 Contracts.


      The mortality risk charge is to compensate the Company for the risk it assumes when it promises to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the Contract at issue. The expense risk charge is to compensate the Company for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. For the year ending December 31, 1996, the Company received $93,446,331 for mortality and expense risks and other valuation period deductions from contracts funded through the Separate Account.


ADMINISTRATIVE EXPENSE CHARGE

      The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      Under the Contract, the amount of the administrative expense charge may be an amount equal, on an annual basis, of up to 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Accumulation Period or the Annuity Period. Once an Annuity option is elected, the charge will be established and will be effective during the entire Annuity Period.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

ALLOCATION AND TRANSFER OF FEES

      Once 12 allocation changes or 12 transfers have been made in a calendar year, we reserve the right to charge a fee of not more than $10 for each additional change or transfer. We currently do not impose a fee.

DEFERRED SALES CHARGE

      There are no deductions from Purchase Payments for sales commissions or related expenses. Sales commissions and expenses are advanced by the Company and recovered out of any deferred sales charges or, if deferred sales charges are insufficient, out of its profits from investment activities, including the mortality and expense risk charges under the Contract. For sales commissions paid in connection with the sale of Contracts, see "Contract Purchase--Distribution." Deferred sales charges may be deducted from amounts withdrawn during the first 10 Contract Years, as set forth in the table below. The deferred sales charge will apply to withdrawals during the Accumulation Period. It will apply during the Annuity Period if the nonlifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn before three years of Annuity payments have been completed. (See "Annuity Period--Annuity Options.") There are additional restrictions and deductions on withdrawals. (See "Contract Rights--Withdrawals.") The following table reflects the deferred sales charge deduction as a percentage of the amount withdrawn:

                                Deferred Sales
 Completed Contract Years      Charge Deduction
----------------------------- ------------------
 Less than 5                         5%
 5 or more but less than 7           4%
 7 or more but less than 9           3%
 9 or more but less than 10          2%
 10 or more                          0%

      The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Individual or Plan Account.

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                                       7

      A deferred sales charge is not deducted from any portion of the Individual or Plan Account value that is:

      (a) applied to provide Annuity benefits;

      (b) paid due to the death of the Participant;

      (c) withdrawn on or after the completion of 10 Contract Years;

      (d) withdrawn due to the election of the Systematic Withdrawal or Estate Conservation Option;

      (e) withdrawn as a rollover to another pension or IRA Contract issued by the Company; or

      (f) paid where the Individual Account value is less than $2,500 and no withdrawals have been made from that Individual Account within the prior 12 months. All individual Account values held on behalf of the Participant will be added together to determine eligibility for the $2,500 exemption. This provision is not available under Plan Accounts (where Individual Accounts are not maintained by the Company) or applicable to the withdrawal of all Individual Accounts under one Contract established with the Company.

      In the instances cited in the above paragraphs, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. (See "Tax Status of Amounts Distributed Under the Contract.")

      Based on its actuarial determination, the Company does not anticipate that the deterred sales charge will cover all sales and administrative expenses which the Company will incur in connection with the Contract. Also, the Company does not intend to profit from either the annual maintenance fee or the administrative expense charge, if imposed. The Company does hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by the Company and held in the general account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses.

PREMIUM TAX

      Several states and municipalities impose a premium tax on annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

      Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. The Company will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

                         ADDITIONAL WITHDRAWAL OPTIONS
===============================================================================

GENERAL


      The Company currently offers two additional withdrawal options that are not considered Annuity options: the Estate Conservation Option ("ECO") and the Systematic Withdrawal Option ("SWO"). These options are available to Participants with contract values of at least $25,000 at the time of election and are available at certain ages as described below. Under SWO, Participants receive a series of partial withdrawals from the account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays you that amount once a year.

      Amounts withdrawn for ECO and SWO will be deducted from the Contract in the same manner as for any other withdrawals during the Accumulation Period except that no deferred sales charge will be applied. (See "Contract Rights--Withdrawals" and "Charges and Deductions--Deferred Sales Charge.") Since ECO and SWO are not Annuity options, the Individual or Plan Account remains in the Accumulation Period, retains all the rights and flexibility described in this Prospectus, and is subject to all other Contract charges. The value of the


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                                       8

Accumulation Units cancelled will be withdrawn from the respective investment options in the same proportion as their respective values bear to the total value of the portion of the Plan Account. The Company reserves the right to discontinue the availability of these options and to change the terms for future elections. In addition, other Additional Withdrawal Options may be added from time to time.


      Once elected, these options may be revoked by the Contract Holder at any time, but only by submitting a written request to the Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again.

      Participants should determine the availability of ECO and SWO under their Plan (by checking with the Contract Holder), and the terms and conditions that may apply.


      SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount or fixed time period, whereas ECO payments vary in dollar amount and can continue indefinitely during the Contract Holder's or Participant's lifetime and (2) generally, SWO payments will be higher than expected ECO payments. Participants should carefully assess their future income needs when considering the election of these distribution options.


      Participants should also consult their tax adviser before to requesting the election of these conditions due to the potential for adverse tax consequences.

      In the event of the Participant's death, payments may be continued if allowed by the Plan.

ESTATE CONSERVATION OPTION

      The Company will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The annual distribution is determined by dividing the prior December 31 value of the Individual or Participant's portion of the Plan Account, as directed by the Contract Holder, by a life expectancy factor from tables designated by the Internal Revenue Service ("IRS"). The factor will be based on either the Participant's life expectancy or the joint life expectancies of the participant and the Participant's spouse. If ECO is elected based on the Participant's life expectancy, the full value of the Individual or Participant's portion of the Plan Account must be distributed in the year following the Participant's death, as required by current IRS regulations. Factors will be redetermined for each year's distribution. The value of the Individual or Participant's portion of the Plan Account to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.

      At the time of ECO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which ECO is applied must be $25,000 or more. Distributions may not start earlier than the year the Participant attains age 70 1/2, or such later time when distributions must commence as specified under the Code, whichever is appropriate.

SYSTEMATIC WITHDRAWAL OPTION

      The Company will distribute a portion of the Individual or Participant's portion of the Plan Account, as directed by the Contract Holder, annually. The Company reserves the right to provide payments more frequently.

      The annual minimum SWO distribution, or maximum SWO time period, will be determined, as directed by the Contract Holder, by a life expectancy factor from tables designated by the IRS. The factor will be based on either the Participant's life expectancy or the joint life expectancies of the Participant and Participant's spouse. Factors will be reduced by one for each distribution year.

      At the time of SWO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which SWO is applied must be $25,000 or more. Distributions may not start earlier than the year the Participant attains age 70 1/2, or such later time when distributions must commence as specified under the Code, whichever is appropriate.

      One of two methods of distribution may be elected:

      (a) Specified Payment--payments of a designated dollar amount. The minimum specified payment is determined by dividing the value of the Individual or Participant's portion of the Plan Account by the life expectancy factor. The value of the Individual or Participant's portion of the Plan Account to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. The dollar amount chosen must be at least $250 annually but cannot be greater than 10% of the cash value applied to SWO. This amount will remain constant unless a higher amount is required under Code minimum distribution regulations. If a payment is less than the amount determined under the Code's minimum distribution regulations, the Company will calculate and pay the minimum distribution amount.

      (b) Specified Period--payments for a designated time period. The specified period must be at least 10 years but

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                                       9
no greater than the Participant's life expectancy factor. The first distribution must be at least $250. Each annual distribution is determined by dividing the Individual Account or total portions of the Plan Accounts' value by the number of years remaining in the elected period. The value to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made.

                                 ANNUITY PERIOD
===============================================================================

ANNUITY PERIOD ELECTIONS

      The Contract Holder must notify the Company in writing of the Annuity start date and Annuity Option elected. Until a date and option are elected, the Individual or Plan Account will continue in the Accumulation Period.

      The Contract Holder may give written notice to the Company at least 30 days before Annuity payments begin by electing or changing (a) the date on which Annuity payments are to start, (b) the Annuity option, (c) whether the payments are to be made monthly, quarterly, semiannually or annually, and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., or any combination thereof). No other Funds may currently be used as investment options during the Annuity Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among funding options.

      If Annuity payments are to be made on a variable basis (i.e., Aetna Variable Fund, Aetna Income Shares and/or Aetna Investment Advisers Fund, Inc. are chosen), the first and subsequent payments will vary depending on the assumed net investment rate (3 1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

      No election may be made that would result in a first Annuity payment of less than $20 or total yearly Annuity payments of less than $100. If the value of the Contract is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

      The retirement date and the Annuity Options available to Participants are normally established by the terms of the plan, subject to applicable provisions of the Code.

      Generally, distributions for all Plan Participants other than 5% owners must begin no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2, or retires, if later. For Participants who are 5% owners, such distributions must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

      In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations* must be satisfied. This distribution rule does not apply if any of the Annuity Options under (b) below are elected with the spouse as the sole beneficiary. (See "Annuity Options.")

      Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

* This rule assures that any death benefits payable under the Plan are incidental to the primary purpose of the Plan which is to provide retirement benefits or deferred compensation to the Participant. The amount to be distributed under this rule is determined based on the Participant's age and tables contained in the IRS regulations.

      The Participant will be subject to a 50% federal penalty tax on the amount of distribution required each year which is not distributed under the Code's minimum distribution rules.

ANNUITY OPTIONS

Lifetime:

(a) Life Annuity--an Annuity with payments guaranteed to the date of the Annuitant's death. This option may be elected with payments guaranteed for 5, 10, 15 or

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                                       10

    20 years or such other periods as we may offer at the time of annuitization. Because it provides a specified minimum number of Annuity payments, the election of a guaranteed payment period results in somewhat lower payments.

(b) Life Income Based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

(i)   100% of the payment to continue after the first death;

(ii)  662/3% of the payment to continue after the first death;

(iii) 50% of the payment to continue after the first death;

(iv) payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or

(v) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant

      Because (iv) provides a specified minimum number of Annuity payments, the election of the guaranteed payment period results in somewhat lower payments.

      Payments under any lifetime Annuity Option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s)

      If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under (a), or the surviving Annuitant under (b), should die prior to the due date of the second Annuity payment.

      Once lifetime annuity payments begin, neither the Contract Holder nor the Annuitant can elect to receive a lump-sum settlement.

Nonlifetime:

      Payments for a Specified Period an Annuity with payments to be made for 3 to 30 years, as selected. If this option is elected on a variable basis, the Contract Holder may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump sum elected before 3 years of payments have been completed will be treated as a withdrawal during the Accumulation Period, and any applicable deferred sales charge will be assessed. (See "Deferred Sales Charge.") This option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

      The Company makes a daily deduction for mortality and expense risks from any Contract values held on a variable basis. (See "Mortality and Expense Risk Charges.") Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though the Company assumes no mortality risk.

      The Company may make available to Contact Holders and other payees optional methods of payment in addition to the Annuity Options described.

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                                       11

                                 DEATH BENEFIT
===============================================================================

ACCUMULATION PERIOD

      At the direction of the Contract Holder, who in most plans is the beneficiary, a portion or all of any death proceeds may be (a) paid to the Participant's beneficiary under the Plan in a lump sum; (b) applied under any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; or (d) subject to applicable provisions of the Code, left on deposit in the Company's general account with the Participant's beneficiary electing to receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. (The balance on deposit can be withdrawn at any time or applied under any "Annuity Options.") Any lump-sum payment paid during the Accumulation Period or under the applicable lifetime or nonlifetime Annuity options will normally be made within seven calendar days after proof of death acceptable to the Company and a request for payment are received at the Company's Home Office.

      Until the election of method of payment, amounts will remain invested as they were before the death, and the beneficiary will assume all rights under the Contract. The Code requires that distributions begin within a certain time period. If the Participant's beneficiary under the Plan is the surviving spouse, the Code allows a Plan to give the Participant's beneficiary until the Participant would have attained age 701/2 to begin Annuity payments or to receive a lump-sum distribution. If the Participant's beneficiary under the Plan is not the surviving spouse, Annuity payments must begin by December 31 of the year following the year of death, or the entire value must be distributed by December 31 of the fifth year following the year of your death. In no event may payments to any beneficiary expend beyond the life of the beneficiary or any period certain greater than the beneficiary's life expectancy. If no elections are made concerning distribution, no distributions will be made. Failure to commence distribution within the above time periods can result in tax penalties. In no event may payments to any Participant's beneficiary extend beyond the life of the Participant's beneficiary or any period certain greater than the Participant's beneficiary's life expectancy.


      If a lump-sum distribution is elected, the beneficiary will receive the value of the Contract determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at the Home Office. If an Annuity Option is elected, the value applied to the Annuity Option is determined in the same manner as a lump-sum distribution; the amount of payout will depend on the Annuity Option elected and the investment option(s) used to provide such payments. (See "Annuity Period.") If amounts are left in the variable investment options, the Account Value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed by interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")


ANNUITY PERIOD

      Should an Annuitant die after Annuity payments have begun, any death benefit payable will depend upon the terms of the Contract and the Annuity Option selected.

      If lifetime option (a) or (b) was elected without a guaranteed minimum payment period under the Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the second Annuitant under options (b)(i)(ii), (iii), or (v).

      Under the Contract, if lifetime option (a) or (b) was elected with a guaranteed minimum payment period and the death of the Annuitant under option
(a) or the surviving Annuitant under option (b)(iv) occurs before the end of that period, the Company will pay to the designated beneficiary in lump sum, unless otherwise requested, the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Period in which proof of death acceptable to the Company and a request for payment are received at its Home Office. The value will be reduced by any payments made after the date of death.

      If the nonlifetime option was elected under the Contract and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump sum to the beneficiary and no deferred sales charge will be imposed. Such value will be determined as of the Valuation Period in which proof of death acceptable to the Company and a request for payment are received at the Home Office.

      Any lump sum payment paid under the applicable lifetime or nonlifetime Annuity Options will normally be

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                                       12
made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office.


      Under the Code, if the Annuitant under a Plan dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the Participant's beneficiary under the Plan at least as rapidly as under the original method of distribution.

                                   TAX STATUS
===============================================================================

FEDERAL TAX STATUS OF THE COMPANY

      The Company is taxed as a life insurance company in accordance with the Code. For federal income tax purposes, the operations of the Separate Account form a part of the Company's total operations and are not taxed independently, although operations of the Separate Account are treated separately for accounting and financial statement purposes. Under the current provisions of the Code, the investment income and realized capital gains of the Separate Account (i.e., income and capital gains distributed to the Separate Account by the Funds) will not be taxable to the Company to the extent such amounts are credited to the Contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. However, the Company reserves the right to make a deduction for federal income taxes attributable to the Contracts should such taxes be imposed in the future.

USE OF THE CONTRACT

      There are two Contracts described in this Prospectus. One Contract is intended to provide retirement benefits to Participants under qualified Plans established by self-employed individuals (HR 10 Plans). The other Contract is designed for qualified tax-deferred retirement plans established by corporations (401 Plans). Some of the options and elections under the Contracts may not be available to Participants under the provisions of the Plans.

TAX STATUS OF AMOUNTS DISTRIBUTED UNDER THE CONTRACT

      The following description of the federal income tax status of amounts distributed under the Contracts is not exhaustive and is not intended to cover all situations. Contract Holders and Participants should seek advice from their tax advisers as to the application of federal (and where applicable, state and local) tax laws to amounts received by them and by their beneficiaries under the Contracts.

      The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) the Participant has attained age 59 1/2, (b) the Participant has become disabled, (c) the Participant has died, (d) the Participant has attained age 55 and has separated from service with the Plan sponsor, (e) the distribution amount is rolled over into an Individual Retirement Annuity or Account ("IRA") in accordance with terms of the Code, or
(f) the distribution amount is annuitized over the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and beneficiary, provided the Participant has separated from service with the Plan sponsor. In addition, the penalty tax is abated for the amount of a distribution equal to unreimbursed medical expenses incurred by the Participant that qualify for deduction as specified in the Code.

      Whether the Participant elects a lump sum or Annuity payments, if a Participant has made after-tax contributions to the Plan, the Participant will have a cost basis (equal to such contributions) which can be recovered tax free from distributions from the Plan.

      The Contract Holder, on behalf of a payee (a Participant, surviving spouse, and former spouse, if entitled to benefits under certain divorce orders) entitled to a distribution under this Contract on or after January 1, 1993, may elect a direct rollover of an eligible rollover distribution. A direct rollover is the payment by the Company to another eligible retirement plan. The election of a direct rollover must be made in accordance with the Company's procedures.

      An eligible rollover distribution is a distribution of all or any portion of an amount payable except for any distribution: (1) that is one of a series of equal payments (made at least once a year) for the life/life expectancy of the payee or payee and beneficiary, or for a period of ten years or more; (2) that is a required minimum distribution under Code Section 401(a)(9); and (3) any distribution or portion thereof that is not taxable.

      If a direct rollover of an eligible rollover distribution is made, the Company must report the amount of the distribution to the IRS and the Participant, but is not required to withhold any federal or state income tax. If an eligible rollover distribution is paid to the payee (as defined

-------------------------------------------------------------------------------
above), the Company must withhold 20% federal income tax and any required state income tax. For taxable amounts that are not eligible rollover distributions, if payable to the Participant, he or she has the right to choose not to have federal income tax withheld.

      If a Participant receives a payment prior to reaching age 59 1/2, and does not roll the payment over, in addition to the tax withholding, a 10% penalty tax on the taxable portion of the payment may apply (unless the payment is subject to an exception listed above).

      Federal income and state taxes will be withheld from any payments paid directly to a Participant, unless instructed otherwise. The Company will report to the IRS the taxable portion of all distributions whether or not income taxes are withheld.

      a. Accumulation Period

      The Purchase Payments and investment results of the Separate Account credited to the value of the Contract are not taxable to Participants until distributed. Lump-sum payments will generally be taxed to Participants as ordinary income in the year received. Special provisions of the Code may afford more favorable tax treatment for lump-sum distributions under HR 10 Plans or Corporate 401 Plans.

      b. Annuity Period

      Annuity payments will generally be fully taxable to Participants as ordinary income when received.

                                 MISCELLANEOUS
===============================================================================

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the variable funding options under the Separate Account. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding option and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a monthly, quarterly, year-to-date and three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Separate Account or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      Each Contract Holder may direct the Company in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

      The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of the Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      Each Contract Holder will receive a notice of each meeting of the shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct the Company will be cast by the Company in the same proportion as the votes for which directions have been received by the Company.

-------------------------------------------------------------------------------

MODIFICATION OF THE CONTRACT

      The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by giving written notice to the Contract Holder 30 days before the effective date of the change. The following Contract provisions may be considered material by the Company and cannot be changed without the approval of appropriate state or federal regulatory authorities:

      (a) transfers among investment options;

      (b) notification to the Contract Owner;

      (c) conditions governing payments of withdrawal values;

      (d) terms of Annuity options;

      (e) death benefit payments; and

      (f) maintenance fee provisions

      However, changes to items (a) thorough (g) listed below will apply only to new Participants enrolled under a Contract after the effective date of the modification:

      (a) the Annuity options,

      (b) the contractual promise that no deduction will be made from Purchase Payments for sales or administrative expenses,

      (c) increasing the deferred sales charge,

      (d) increasing the mortality and expense risk charges,

      (e) increasing the administrative expense charge provision, if applicable,

      (f) increasing the annual maintenance fee charge, and

      (g) the maximum allocation and transfer fees.

      If the Contract Holder has not accepted the proposed change at the time of the effective date, no new Participants may be enrolled under the Contract. However, additional Purchase Payments may continue to be made on behalf of Participants already enrolled under the Contract.

      No change may effect any Annuity beginning before the effective date of such modification unless deemed necessary for the Plan or Contract to comply with the requirements of the Code or other laws and regulations affecting the Plan or Contract.

CONTRACT HOLDER INQUIRIES

      A Contract Holder may direct inquiries to a local representative of the Distributor or may write directly to the Company at the address shown on the cover page of this prospectus.

TELEPHONE TRANSFERS

      The Participant automatically has the right to make transfers among Funds by telephone. The Company has enacted procedures to prevent abuses of Individual Account transactions via the 800 number. The procedures include requiring the use of a personal identification number (PIN) to execute transactions. The Participant is responsible for safeguarding his or her PIN, and for keeping account information confidential. If the Company fails to follow its procedures, it would be liable for any losses to the Participant's Individual Account resulting from the failure. To ensure authenticity, the Company records all calls on the 800 line. Note: all Individual Account information and transactions permitted are subject to the terms of the Plan(s).

TRANSFER OF OWNERSHIP; ASSIGNMENT

      Unless contrary to applicable law, assignment of the Contract or an Individual or Plan Account is prohibited.

LEGAL PROCEEDINGS

      We know of no material legal proceedings pending to which the Separate Account is party or which would materially affect the Separate Account.

LEGAL MATTERS

      The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

-------------------------------------------------------------------------------

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
===============================================================================

         General Information and History
         Variable Annuity Account C
         Offering and Purchase of Contracts
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of Aetna Life Insurance and Annuity Company






------------------------------------------------------------------------------

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
===============================================================================

     The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contracts described in this Prospectus. Contract Holders and Participants should read the accompanying GAA prospectus carefully before investing. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized Separate Account. Amount allocated to Short-Term Classifications of GAA are held in the Company's general account.

     GAA is a credited interest option where the Company guarantees stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time, amounts may be applied to any or all of available Guaranteed Terms within the Short-Term and Long-Term Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

     Withdrawals or transfers from a Guaranteed Term prior to the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Contract Holder or, if applicable, the Participant receiving an amount which is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge, tax penalties and/or withholding.

     By notifying the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Holder or, if permitted by the Plan, the Participant may elect to have amounts which have been accumulating under GAA transferred to one or more of the Funds available during the Annuity Period, to provide variable Annuity payments. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. The Company will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA and are not counted as one of the 12 free transfers of accumulated values in the Individual or Plan Account.

REINVESTMENT PRIVILEGE

     Any amounts reinvested in GAA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated prior to withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

------------------------------------------------------------------------------

                                  APPENDIX II
                                 FIXED ACCOUNT
===============================================================================

     The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in the Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

CREDITED INTEREST OPTION FIXED ACCOUNT

     This option guarantees that amounts allocated to this option will earn the minimum interest rates specified in the Contract. (This minimum interest rate cannot be changed by the Company.) The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     The Company may pay any Fixed Account withdrawal value in one lump sum to the Contract Holder if (a) the total of the current Fixed Account withdrawal and
(b) the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months is less than $250,000 for HR 10 Contracts, or $500,000 for Corporate 401 Contracts. However, if the total is equal to or greater than $250,000 for HR 10 Contracts, or $500,000 for Corporate 401 Contracts, the Company will pay the Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months. This interest will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract. In addition, under certain emergency conditions, the Company may defer payment (a) for a period of up to 6 months or (b) as provided by federal law.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGES

     The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment option are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

     By notifying the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Holder or, if permitted by the Plan, the Participant may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Funds available during the Annuity Period, to provide variable Annuity payments.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-232-5422

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                        Page

General Information and History........................................... 2
Variable Annuity Account C................................................ 2
Offering and Purchase of Contracts........................................ 3
Performance Data.......................................................... 3
    General............................................................... 3
    Average Annual Total Return Quotations................................ 4
Annuity Payments.......................................................... 6
Sales Material and Advertising............................................ 7
Independent Auditors...................................................... 7
Financial Statements of the Separate Account.............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company.......... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Funds. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:

            Aetna Variable Fund
            Aetna Income Shares
            Aetna Variable Encore Fund
            Aetna Investment Advisers Fund, Inc.
            American Century VP Capital Appreciation (formerly TCI Growth)

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the section titled "Contract Purchase" and "Determining Contract Value."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the variable investment options available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various variable investment options under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the investment performance was based on the performance of the underlying Fund plus any cash held in the Separate Account.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

Investment results of the investment options will fluctuate over time, and any presentation of the total return quotations for any prior period should not be considered as a representation of how the investment options will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the variable investment options available under the Contracts. There are two sets of total return quotations shown below: one for HR 10 Contracts and one for Corporate 401 Contracts. The standardized returns for HR 10 Contracts assume a mortality and expense risk charge of 1.25%, a $30 annual maintenance fee and a deferred sales charge for ten years. The standardized returns for Corporate 401 Contracts assume a mortality and expense risk charge of 1.19%, a $30 annual maintenance fee and a deferred sales charge for ten years.

The non-standardized returns assume the same charges but do not include the deferred sales charge. In both sets of tables, for those variable investment options where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                 HR 10 CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            FUND
         ($30 MAINTENANCE FEE)                     STANDARDIZED                          NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
-----------------------------------------------------------------------------------------------------------------------------------
           INVESTMENT OPTION             1  Year    5 Years     10 Years   1 Year     3 Years     5 Years    10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                       16.72%     10.81%      12.77%     22.87%     16.18%      11.72%     12.77%    05/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                       (2.86%)     4.55%       7.44%      2.26%      4.24%       5.40%      7.44%    05/15/73
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                (1.19%)     2.28%       4.73%      4.01%      3.80%       3.12%      4.73%    08/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.       8.00%      8.96%       9.44%*    13.69%     11.96%       9.85%      9.87%*   04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Aggressive Growth
   (formerly TCI Growth)                  (10.28%)     3.96%       9.16%*    (5.56%)     6.05%       4.81%      9.40%*   11/20/87
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.



                             CORPORATE 401 CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            FUND
         ($30 MAINTENANCE FEE)                     STANDARDIZED                          NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
           INVESTMENT OPTION             1  Year    5 Years     10 Years   1 Year     3 Years     5 Years    10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                       16.76%     10.85%      12.81%     22.91%     16.22%      11.76%     12.81%    05/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                       (2.83%)     4.58%       7.48%      2.29%      4.28%       5.44%      7.48%    05/15/73
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                (1.16%)     2.32%       4.76%      4.05%      3.83%       3.16%      4.76%    08/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.       8.04%      9.00%       9.48%*    13.73%     12.00%       9.89%      9.91%*   04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Aggressive Growth
   (formerly TCI Growth)                  (10.26%)     4.00%       9.20%*    (5.53%)     6.09%       4.85%      9.44%    11/20/87
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit Values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Date begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Date.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the variable investment options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the variable investment option being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      INDEX

Statement of Assets and Liabilities............................... S-2
Statements of Operations and Changes in Net Assets................ S-5
Notes to Financial Statements..................................... S-6
Independent Auditors' Report...................................... S-12

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 151,485,109 shares (cost $4,579,080,272) .............................  $4,906,825,216
  Aetna Income Shares;  28,507,123 shares (cost $369,163,545)................................     359,849,312
  Aetna Variable Encore Fund; 18,592,739 shares (cost $246,054,502) .........................     245,304,466
  Aetna Investment Advisers Fund, Inc.; 53,928,968 shares (cost $718,075,860) ...............     815,295,428
  Aetna GET Fund, Series B; 4,575,463 shares (cost $47,775,458) .............................      65,062,153
  Aetna GET Fund, Series C; 19,458,746 shares (cost $196,074,278) ...........................     199,058,163
  Aetna Ascent Variable Portfolio; 1,716,448 shares (cost $19,943,767) ......................      21,660,591
  Aetna Crossroads Variable Portfolio; 1,232,084 shares (cost $13,920,592) ..................      14,758,921
  Aetna Legacy Variable Portfolio; 805,622 shares (cost $8,954,520) .........................       9,067,002
  Aetna Variable Index Plus Portfolio; 976,838 shares (cost $10,573,112) ....................      10,653,437
  Alger American Funds:
    Growth Portfolio; 3,054,826 shares (cost $98,141,364) ...................................     104,872,172
    Small Capitalization Portfolio; 7,916,675 shares (cost $284,506,629) ....................     323,871,170
  Calvert Responsibly Invested Balanced Fund; 22,541,903 shares (cost $37,025,408) ..........      39,989,335
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 5,062,740 shares (cost $95,793,557) ............................     106,469,428
    Growth Portfolio; 2,583,239 shares (cost $75,185,783) ...................................      80,442,047
    Overseas Portfolio; 448,481 shares (cost $7,799,758) ....................................       8,449,388
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 1,010,226 shares (cost $14,600,538) ............................      17,103,129
    Contrafund Portfolio; 7,179,138 shares (cost $103,725,028) ..............................     118,886,521
    Index 500 Portfolio; 238,202 shares (cost $18,926,038) ..................................      21,230,903
 Franklin Government Securities Trust; 1,774,843 shares (cost $22,950,984) ..................      23,356,943
 Janus Aspen Series:
    Aggressive Growth Portfolio; 9,477,882 shares (cost $155,207,650) .......................     172,876,567
    Balanced Portfolio; 1,034,616 shares (cost $14,529,701) .................................      15,281,267
    Flexible Income Portfolio; 748,885 shares (cost $8,276,798) .............................       8,417,464
    Growth Portfolio; 2,630,613 shares (cost $38,608,238) ...................................      40,800,809
    Short-Term Bond Portfolio; 169,569 shares (cost $1,697,074) .............................       1,690,606
    Worldwide Growth Portfolio; 8,868,224 shares (cost $155,687,884) ........................     172,398,274
  Lexington Emerging Markets Fund; 480,702 shares (cost $4,742,490) .........................       4,845,481
  Lexington Natural Resources Trust Fund; 1,668,604 shares (cost $19,847,176) ...............      23,844,347
  Neuberger and Berman Advisers Management Trust -
    Growth Portfolio; 3,688,195 shares (cost $85,622,163) ...................................      95,081,684
  Scudder Variable Life Investment Fund -
    International Portfolio; 14,454,018 shares (cost $162,216,238) ..........................     191,515,746
TCI Portfolios Inc. - Growth Fund; 33,812,929 shares (cost $338,104,873) ....................     346,244,393
                                                                                               --------------
NET ASSETS  (cost $7,952,811,278)............................................................  $8,565,202,363
                                                                                               ==============
Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)

Aetna Variable Fund:
  Annuity contracts in accumulation..........................................................  $4,694,078,344
  Annuity contracts in payment period........................................................     212,746,872
Aetna Income Shares:
  Annuity contracts in accumulation..........................................................     354,233,289
  Annuity contracts in payment period........................................................       5,616,023
Aetna Variable Encore Fund:
  Annuity contracts in accumulation..........................................................     245,304,466
Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation..........................................................     800,532,626
  Annuity contracts in payment period........................................................      14,762,802

Variable Annuity Account C

 Aetna GET Fund, Series B:
   Annuity contracts in accumulation.........................................................     $65,062,153
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation.........................................................     199,058,163
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation.........................................................      21,660,591
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation.........................................................      14,758,921
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation.........................................................       9,067,002
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation.........................................................      10,653,437
 Alger American Funds:
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................     104,872,172
   Small Capitalization Portfolio:
   Annuity contracts in accumulation.........................................................     323,871,170
 Calvert Responsibly Invested Balanced Fund:
   Annuity contracts in accumulation.........................................................      39,989,335
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation.........................................................     106,469,428
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      80,442,047
   Overseas Portfolio:
   Annuity contracts in accumulation.........................................................       8,449,388
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation.........................................................      17,103,129
   Contrafund Portfolio:
   Annuity contracts in accumulation.........................................................     118,886,521
   Index 500 Portfolio:
   Annuity contracts in accumulation.........................................................      21,230,903
 Franklin Government Securities Trust Fund:
   Annuity contracts in accumulation.........................................................      23,356,943
 Janus Aspen Series:
   Aggressive Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,876,567
   Balanced Portfolio:
   Annuity contracts in accumulation.........................................................      15,281,267
   Flexible Income Portfolio:
   Annuity contracts in accumulation.........................................................       8,417,464
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      40,800,809
   Short-Term Bond Portfolio:
   Annuity contracts in accumulation.........................................................       1,690,606
   Worldwide Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,398,274
 Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.........................................................       4,845,481
 Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.........................................................      23,844,347
 Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      95,081,684
 Scudder Variable Life Investment Fund - International Portfolio:
   Annuity contracts in accumulation.........................................................     191,515,746

Variable Annuity Account C

 TCI Portfolios, Inc. - Growth Fund:
   Annuity contracts in accumulation.........................................................    $346,244,393
                                                                                               --------------
                                                                                               $8,565,202,363
                                                                                               ==============


See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                                           Year Ended December 31,
                                                                          1996                1995
                                                                          ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................     $712,854,599        $730,430,612
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................      (93,446,331)        (71,090,542)
                                                                     --------------      --------------
Net investment income ............................................      619,408,268         659,340,070
                                                                     --------------      --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................    2,060,808,031         570,154,582
  Cost of investments sold .......................................    1,547,239,509         409,480,615
                                                                     --------------      --------------
    Net realized gain ............................................      513,568,522         160,673,967
Net unrealized gain on investments: (Note 5)
  Beginning of year ..............................................      594,083,184          73,479,233
  End of year ....................................................      612,391,085         594,083,184
                                                                     --------------      --------------
    Net change in unrealized gain ................................       18,307,901         520,603,951
                                                                     --------------      --------------
Net realized and unrealized gain on investments ..................      531,876,423         681,277,918
                                                                     --------------      --------------
Net increase in net assets resulting from operations .............    1,151,284,691       1,340,617,988
                                                                     --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................      951,293,520         771,594,245
Sales and administrative charges deducted by the Company .........          (61,783)            (98,694)
                                                                     --------------      --------------
    Net variable annuity contract purchase payments...............      951,231,737         771,495,551
Transfer from the Company for mortality guarantee adjustments ....        3,247,064           3,678,430
Transfers (to) from the Company's fixed account options ..........      187,508,331         (44,377,350)
Redemptions by contract holders ..................................     (339,383,183)       (287,945,984)
Annuity Payments .................................................      (20,948,181)        (14,807,537)
Other ............................................................          144,245           1,144,770
                                                                     --------------      --------------
    Net increase in net assets from unit transactions (Note 5) ...      781,800,013         429,187,880
                                                                     --------------      --------------
Change in net assets .............................................    1,933,084,704       1,769,805,868
NET ASSETS:
Beginning of year ................................................    6,632,117,659       4,862,311,791
                                                                     --------------      --------------
End of year ......................................................   $8,565,202,363      $6,632,117,659
                                                                     ==============      ==============

See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1996

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


     Aetna Variable Fund
     Aetna Income Shares
     Aetna Variable Encore Fund
     Aetna Investment Advisers Fund, Inc.
     Aetna GET Fund, Series B
     Aetna GET Fund, Series C
     Aetna Ascent Variable Portfolio
     Aetna Crossroads Variable Portfolio
     Aetna Legacy Variable Portfolio
     Aetna Variable Index Plus Portfolio
     Alger American Funds:
     [bullet]  Growth Portfolio
     [bullet]  Small Capitalization Portfolio
     Calvert Responsibly Invested Balanced Portfolio
     Fidelity Investments Variable Insurance Products Fund:
     [bullet]  Equity-Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Overseas Portfolio
     Fidelity Investments Variable Insurance Products Fund II:
     [bullet]  Asset Manager Portfolio
     [bullet]  Contrafund Portfolio
     [bullet]  Index 500 Portfolio



     Franklin Government Securities Trust
     Janus Aspen Series:
     [bullet]  Aggressive Growth Portfolio
     [bullet]  Balanced Portfolio
     [bullet]  Flexible Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Short-Term Bond Portfolio
     [bullet]  Worldwide Growth Portfolio
     Lexington Fund Emerging Markets Fund
     Lexington Natural Resources Trust Fund
     Neuberger & Berman Advisers Management Trust -
       Growth Portfolio
     Scudder Variable Life Investment Fund -
       International Portfolio
     TCI Portfolios, Inc. - Growth Fund



     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $3,462,016,312 and $2,060,808,031; $1,658,682,532 and
     $570,154,582, respectively.

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996


                                                                                                                      Net Unrealized
                                                           Valuation       Proceeds         Cost of         Net         Gain (Loss)
                                                             Period          from          Investments    Realized       Beginning
                                            Dividends      Deductions        Sales            Sold       Gain (Loss)      of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                       $515,238,366   ($54,321,686)  $1,237,963,630   $841,837,896  $396,125,734 $267,567,573
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                         23,144,319     (4,611,478)     155,474,786    153,469,788     2,004,998    3,230,862
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  14,058,252     (2,878,790)     175,207,017    167,163,639     8,043,378    9,204,418
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        72,699,670     (9,562,496)     223,353,174    160,905,519    62,447,655  122,622,603
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                     5,304,368     (1,100,778)      25,117,816     18,596,857     6,520,959   13,423,804
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       969,084       (280,865)         229,569        224,240         5,329            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                963,171       (137,931)         514,612        443,710        70,902      105,405
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            797,511       (106,179)         755,620        679,118        76,502       68,967
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                595,666        (63,355)       1,206,903      1,119,490        87,413       36,214
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             57,328        (16,537)         356,603        338,531        18,072            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                            2,138,198       (966,404)       3,326,813      3,149,890       176,923     (285,937)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:              1,173,212     (3,731,877)      24,333,106     17,577,100     6,756,006   38,038,924
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:   3,000,539       (425,159)       1,793,014      1,429,393       363,621    2,175,908
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                    2,269,871       (994,896)       3,851,613      3,166,678       684,935    2,759,687
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            2,304,888       (707,334)         623,639        453,561       170,078      505,388
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            115,737        (82,498)       2,280,928      2,065,136       215,792      163,196
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       955,910       (196,386)       2,016,939      1,797,456       219,483    1,530,985
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          357,388       (910,633)       1,299,964      1,078,898       221,066      285,166
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           219,199       (139,391)       1,105,697        943,071       162,626      223,865
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:         1,223,061       (290,354)       5,788,894      5,646,267       142,627      831,241
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

                                                                                        Net
                                             Net Unrealized         Net          Increase(Decrease)
                                               Gain (Loss)        Change in          In Net Assets              Net Assets
                                                  End            Unrealized          from Unit         Beginning          End
                                                of Year          Gain (Loss)        Transactions        of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $327,744,944       $60,177,371         $39,664,335
Annuity contracts in accumulation                                                                   $3,805,891,355  $4,694,078,344
Annuity contracts in payment period                                                                    144,049,741     212,746,872
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           (9,314,233)      (12,545,095)        (34,151,027)
Annuity contracts in accumulation                                                                      380,937,626     354,233,289
Annuity contracts in payment period                                                                      5,069,969       5,616,023
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                      (750,036)       (9,954,454)          5,744,394
Annuity contracts in accumulation                                                                      230,291,686     245,304,466
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:          97,219,569       (25,403,034)         (7,904,062)
Annuity contracts in accumulation                                                                      713,304,833     800,532,626
Annuity contracts in payment period                                                                      9,712,862      14,762,802
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      17,286,695         3,862,891         (22,661,545)
Annuity contracts in accumulation                                                                       73,136,258      65,062,153
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       2,983,885         2,983,885         195,380,730
Annuity contracts in accumulation                                                                                0     199,058,163
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                1,716,824         1,611,419          14,244,294
Annuity contracts in accumulation                                                                        4,908,736      21,660,591
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:              838,329           769,362           9,552,968
Annuity contracts in accumulation                                                                        3,668,757      14,758,921
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                  112,482            76,268           6,451,330
Annuity contracts in accumulation                                                                        1,919,680       9,067,002
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:               80,325            80,325          10,514,249
Annuity contracts in accumulation                                                                                0      10,653,437
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                              6,730,808         7,016,745          58,052,710
Annuity contracts in accumulation                                                                       38,454,000     104,872,172
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               39,364,541         1,325,617          77,101,765
Annuity contracts in accumulation                                                                      241,246,447     323,871,170
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:     2,963,927           788,019           7,573,554
Annuity contracts in accumulation                                                                       28,688,761      39,989,335
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                     10,675,870         7,916,183          58,569,396
Annuity contracts in accumulation                                                                       38,023,939     106,469,428
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              5,256,264         4,750,876          46,205,811
Annuity contracts in accumulation                                                                       27,717,728      80,442,047
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                              649,630           486,434           3,994,936
Annuity contracts in accumulation                                                                        3,718,987       8,449,388
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       2,502,591           971,606             782,358
Annuity contracts in accumulation                                                                       14,370,158      17,103,129
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         15,161,493        14,876,327          73,985,256
Annuity contracts in accumulation                                                                       30,357,117     118,886,521
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           2,304,865         2,081,000          15,496,325
Annuity contracts in accumulation                                                                        3,411,144      21,230,903
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:             405,959          (425,282)            664,776
Annuity contracts in accumulation                                                                       22,042,115      23,356,943
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


                                                              Valuation         Proceeds          Cost of            Net
                                                                Period            from          Investments        Realized
                                             Dividends        Deductions         Sales             Sold           Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                $1,589,459      ($1,739,222)      $4,803,682        $3,702,615        $1,101,067
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                            238,807          (87,725)       1,671,701         1,511,274           160,427
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                     499,929          (72,736)       1,541,843         1,429,353           112,490
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              630,364         (245,877)       1,130,979           963,703           167,276
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                      61,378          (14,453)         726,351           729,002            (2,651)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                  1,725,690       (1,035,043)       1,942,344         1,492,553           449,791
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      0          (55,554)         905,228           870,164            35,064
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          80,144         (231,100)       7,649,108         6,026,027         1,623,081
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                            8,437,018       (1,199,983)      15,336,623        13,853,081         1,483,542
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                     4,063,525       (2,264,627)      26,981,873        22,523,390         4,458,483
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:          47,942,547       (4,974,984)     131,517,962       112,052,109        19,465,853
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $712,854,599     ($93,446,331)  $2,060,808,031    $1,547,239,509      $513,568,522
====================================================================================================================================






------------------------------------------------------------------------------------------------------------------------------------
                                                     Net                                  Net
                                                  Unrealized              Net      Increase (Decrease)
                                                 Gain (Loss)           Change in      In Net Assets             Net Assets
                                          Beginning         End       Unrealized       from Unit        Beginning          End
                                           of Year        of Year     Gain (Loss)     Transactions       of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:            $13,091,398    $17,668,916    $4,577,518     $79,952,029
Annuity contracts in accumulation                                                                       $87,395,716    $172,876,567
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                          60,530       751,567        691,037      12,773,551
Annuity contracts in accumulation                                                                         1,505,170      15,281,267
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  167,581       140,666        (26,915)      4,046,573
Annuity contracts in accumulation                                                                         3,858,123       8,417,464
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           145,978     2,192,571      2,046,593      33,135,966
Annuity contracts in accumulation                                                                         5,066,487      40,800,809
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     (354)       (6,468)        (6,114)      1,108,236
Annuity contracts in accumulation                                                                           544,210       1,690,606

                                      S-10


------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                 786,497    16,710,390     15,923,893     139,287,080
Annuity contracts in accumulation                                                                        16,046,863     172,398,274
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:             (46,118)      102,991        149,109       1,627,816
Annuity contracts in accumulation                                                                         3,089,046       4,845,481
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:    1,277,740     3,997,171      2,719,431       5,442,307
Annuity contracts in accumulation                                                                        14,210,484      23,844,347
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                        11,656,721     9,459,521     (2,197,200)       (937,272)
Annuity contracts in accumulation                                                                        89,495,579      95,081,684
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                 12,783,439    29,299,509     16,516,070       4,017,712
Annuity contracts in accumulation                                                                       164,724,583     191,515,746
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:       91,671,503     8,139,519    (83,531,984)    (57,916,538)
Annuity contracts in accumulation                                                                       425,259,499     346,244,393
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C        $594,083,184  $612,391,085    $18,307,901    $781,800,013    $6,632,117,659  $8,565,202,363
===================================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
    Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                        KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBIDIARIES

                   Index to Consolidated Financial Statements

                                                                            Page

Independent Auditors' Report                                                 F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended
     December 31, 1996, 1995 and 1994                                        F-3

   Consolidated Balance Sheets as of December 31, 1996
     and 1995                                                                F-4

   Consolidated Statements of Changes in Shareholder's Equity
     for the Years Ended December 31, 1996, 1995 and 1994                    F-5

   Consolidated Statements of Cash Flows for the Years
     Ended December 31, 1996, 1995 and 1994                                  F-6

   Notes to Consolidated Financial Statements                                F-7

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                    Consolidated Statements of Income
                               (millions)

                                                Years Ended December 31,
                                           --------------------------------
                                              1996        1995       1994
                                              ----        ----       ----

Revenue:
  Premiums                                   $133.6      $212.7     $191.6
  Charges assessed against policyholders      396.5       318.9      279.0
  Net investment income                     1,045.6     1,004.3      917.2
  Net realized capital gains                   19.7        41.3        1.5
  Other income                                 45.4        42.0       10.3
                                            -------     -------    -------
    Total revenue                           1,640.8     1,619.2    1,399.6
                                            -------     -------    -------

Benefits and expenses:
  Current and future benefits                 968.6       997.2      921.5
  Operating expenses                          342.2       310.8      225.7
  Amortization of deferred policy
   acquisition costs                           69.8        48.0       31.5
  Severance and facilities charges             61.3        --         --
                                            -------     -------    -------
    Total benefits and expenses             1,441.9     1,356.0    1,178.7
                                            -------     -------    -------

Income before income taxes                    198.9       263.2      220.9

Income taxes                                   57.8        87.3       75.6
                                            -------     -------    -------
Net income                                   $141.1      $175.9     $145.3
                                            =======     =======    =======




See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                         Consolidated Balance Sheets
                        (millions, except share data)


                                                         December 31,
                                                    -------------------------
                                                      1996             1995
                                                      ----             ----
Assets
------

Investments:
  Debt securities, available for sale:
   (amortized cost: $12,539.1 and $11,923.7)        $12,905.5        $12,720.8
  Equity securities, available for sale:
   Non-redeemable preferred stock
    (cost: $107.6 and $51.3)                            119.0             57.6
   Investment in affiliated mutual funds
    (cost: $77.3 and $173.4)                             81.1            191.8
   Common stock (cost: $0.0 and $6.9)                     0.3              8.2
   Short-term investments                                34.8             15.1
   Mortgage loans                                        13.0             21.2
   Policy loans                                         399.3            338.6
                                                    ---------        ---------
       Total investments                             13,553.0         13,353.3

  Cash and cash equivalents                             459.1            568.8
  Accrued investment income                             159.0            175.5
  Premiums due and other receivables                     26.6             37.3
  Deferred policy acquisition costs                   1,515.3          1,341.3
  Reinsurance loan to affiliate                         628.3            655.5
  Other assets                                           33.7             26.2
  Separate Account assets                            15,318.3         10,987.0
                                                    ---------        ---------
       Total assets                                 $31,693.3        $27,144.9
                                                    =========        =========

Liabilities and Shareholder's Equity
-------------------------------------

Liabilities:
  Future policy benefits                             $3,617.0          $3,594.6
  Unpaid claims and claim expenses                       28.9              27.2
  Policyholders' funds left with the Company         10,663.7          10,500.1
                                                    ---------         ---------
      Total insurance reserve liabilities            14,309.6          14,121.9
  Other liabilities                                     354.7             257.2
  Income taxes:
    Current                                              20.7              26.2
    Deferred                                             80.5             169.6
  Separate Account liabilities                       15,318.3          10,987.0
                                                    ---------         ---------
      Total liabilities                              30,083.8          25,561.9
                                                    ---------         ---------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and
   outstanding)                                           2.8               2.8
  Paid-in capital                                       418.0             407.6
  Net unrealized capital gains                           60.5             132.5
  Retained earnings                                   1,128.2           1,040.1
                                                    ---------         ---------

      Total shareholder's equity                      1,609.5           1,583.0
                                                    ---------         ---------

       Total liabilities and shareholder's equity   $31,693.3         $27,144.9
                                                    =========         =========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

          Consolidated Statements of Changes in Shareholder's Equity
                                 (millions)


                                                  Years Ended December 31,
                                             -----------------------------------
                                                  1996       1995      1994
                                                  ----       ----      ----

Shareholder's equity, beginning of year         $1,583.0   $1,088.5   $1,246.7

Capital contributions                               10.4      --         --

Net change in unrealized capital gains (losses)    (72.0)     321.5     (303.5)

Net income                                         141.1      175.9      145.3

Other changes                                      (49.5)     --         --

Common stock dividends declared                     (3.5)      (2.9)     --
                                                --------   --------   --------
Shareholder's equity, end of year               $1,609.5   $1,583.0   $1,088.5
                                                ========   ========   ========



See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Consolidated Statements of Cash Flows
                                 (millions)




                                                                  Years Ended December 31,
                                                           -------------------------------------
                                                               1996        1995         1994
                                                               ----        ----         ----
Cash Flows from Operating Activities:
  Net income                                                  $141.1       $175.9       $145.3
  Adjustments to reconcile net income to net
   cash (used for) provided by operating activities:
  Decrease (increase) in accrued investment income              16.5        (33.3)       (17.5)
  Decrease in premiums due and other receivables                 1.6         25.4          1.3
  Increase in policy loans                                     (60.7)       (89.9)       (46.0)
  Increase in deferred policy acquisition costs               (174.0)      (177.0)      (105.9)
  Decrease in reinsurance loan to affiliate                     27.2         34.8         27.8
  Net increase in universal life account balances              243.2        393.4        164.7
  (Decrease) increase in other insurance
   reserve liabilities                                        (211.5)        79.0         75.1
  Net increase in other liabilities and other assets             3.1         13.0         52.5
  Decrease in income taxes                                     (26.7)        (4.5)       (10.3)
  Net accretion of discount on investments                     (68.0)       (66.4)       (77.9)
  Net realized capital gains                                   (19.7)       (41.3)        (1.5)
  Other, net                                                     1.1          --          (1.0)
                                                            --------     --------     --------
    Net cash (used for) provided by operating activities      (126.8)       309.1        206.6
                                                            --------     --------     --------

Cash Flows from Investing Activities:
  Proceeds from sales of:
   Debt securities available for sale                        5,182.2      4,207.2      3,593.8
   Equity securities                                           190.5        180.8         93.1
   Mortgage loans                                                8.7         10.7         --
   Limited partnership                                          --           26.6         --
  Investment maturities and collections of:
   Debt securities available for sale                          885.2        583.9      1,289.2
   Short-term investments                                       35.0        106.1         30.4
  Cost of investment purchases in:
   Debt securities available for sale                       (6,534.3)    (6,034.0)    (5,621.4)
   Equity securities                                          (118.1)      (170.9)      (162.5)
   Short-term investments                                      (54.7)       (24.7)      (106.1)
   Mortgage loans                                               --          (21.3)        --
   Limited partnership                                          --           --          (25.0)
  Other, net                                                   (17.6)        --           --
                                                            --------     --------     --------
    Net cash used for investing activities                    (423.1)    (1,135.6)      (908.5)
                                                            --------     --------     --------

Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts    1,579.5      1,884.5      1,737.8
  Withdrawals of investment contracts                       (1,146.2)    (1,109.6)      (948.7)
  Additional capital contributions                              10.4         --           --
  Dividends paid to shareholder                                 (3.5)        (2.9)        --
                                                            --------     --------     --------
    Net cash provided by financing activities                  440.2        772.0        789.1
                                                            --------     --------     --------

Net (decrease) increase in cash and cash equivalents          (109.7)       (54.5)        87.2
Cash and cash equivalents, beginning of year                   568.8        623.3        536.1
                                                            --------     --------     --------

Cash and cash equivalents, end of year                        $459.1       $568.8       $623.3
                                                            ========     ========     ========

Supplemental cash flow information:
  Income taxes paid, net                                       $85.5        $92.8        $85.9
                                                            ========     ========     ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

     Future Application of Accounting Standards

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $ 1,072.4   $    20.5   $     4.5   $ 1,088.4

States, municipalities and political
   subdivisions                                  6.0         1.2        --           7.2

U.S. corporate securities:
     Financial                               2,143.4        43.1         9.7     2,176.8
     Food & fiber                              198.2         4.6         1.3       201.5
     Healthcare & consumer products            735.9        20.2         6.3       749.8
     Media & broadcast                         274.9         7.0         2.8       279.1
     Natural resources                         187.7         4.5         0.4       191.8
     Transportation & capital goods            521.9        22.0         1.8       542.1
     Utilities                                 448.8        14.8         2.8       460.8
     Other                                     141.5         3.0        --         144.5
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           4,652.3       119.2        25.1     4,746.4

Foreign Securities:
     Government                                758.6        36.0         5.7       788.9
     Utilities                                 187.8        16.1        --         203.9
     Other                                     945.5        30.9         6.3       970.1
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,891.9        83.0        12.0     1,962.9

Residential mortgage-backed securities:
     Pass-throughs                             792.2        78.3         3.1       867.4
     Collateralized mortgage obligations     2,227.8        94.9        13.7     2,309.0
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         3,020.0       173.2        16.8     3,176.4

Commercial/Multifamily mortgage-
   backed securities                         1,008.7        24.8         5.6     1,027.9

Other asset-backed securities                  887.8        10.7         2.2       896.3
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $12,539.1   $   432.6   $    66.2   $12,905.5
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1995 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $   539.5   $    47.5   $    --     $   587.0

States, municipalities and political
   subdivisions                                 41.4        12.4        --          53.8

U.S. Corporate securities:
     Financial                               2,764.4       110.3         2.1     2,872.6
     Food & fiber                              310.8        20.8         0.6       331.0
     Healthcare & consumer products            766.0        59.2         0.2       825.0
     Media & broadcast                         191.7        10.0        --         201.7
     Natural resources                         186.9        12.6         0.2       199.3
     Transportation & capital goods            602.4        46.7         0.2       648.9
     Utilities                                 454.4        27.8         1.0       481.2
     Other                                     119.9        10.2        --         130.1
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           5,396.5       297.6         4.3     5,689.8

Foreign securities:
     Government                                316.4        26.1         2.0       340.5
     Utilities                                 236.3        32.9                   269.2
     Other                                     749.9        60.5         3.5       806.9
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,302.6       119.5         5.5     1,416.6

Residential mortgage-backed securities:
     Pass-throughs                             556.7        99.2         1.8       654.1
     Collateralized mortgage obligations     2,383.9       167.6         2.2     2,549.3
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         2,940.6       266.8         4.0     3,203.4

Commercial/multifamily mortgage-
   backed securities                           741.9        32.3         0.2       774.0

Other asset-backed securities                  961.2        35.5         0.5       996.2
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $11,923.7   $   811.6   $    14.5   $12,720.8
                                           =========   =========   =========   =========


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

     The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                      Amortized          Fair
                                                         Cost            Value
                                                      ---------          -----
                                                               (millions)
      Due to mature:
        One year or less                              $   424.4        $   425.7
        After one year through five years               2,162.4          2,194.2
        After five years through ten years              2,467.4          2,509.6
        After ten years                                 2,568.4          2,675.4
        Mortgage-backed securities                      4,028.7          4,204.3
        Other asset-backed securities                     887.8            896.3
                                                      ---------        ---------
               Total                                  $12,539.1        $12,905.5
                                                      =========        =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

     At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

     The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                         1996                   1995
                                                         ----                   ----
                                                    Fair     Amortized     Fair      Amortized
                                                   Value        Cost      Value         Cost
                                                   -----        ----      -----         ----
                                                                  (millions)
     Total residential CMOs (1)                  $2,309.0    $2,227.8    $2,549.4    $2,383.9
                                                 ========    ========    ========    ========
     Percentage of total:
       Supporting experience rated products          84.2%                   85.3%
       Supporting remaining products                 15.8%                   14.7%
                                                 --------                --------
                                                    100.0%                  100.0%
                                                 ========                ========

     (1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

     At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in available for sale equity securities were as follows:

                                             Gross         Gross
                              Amortized      Unrealized    Unrealized   Fair
                                 Cost        Gains         Losses       Value
                                 ----        ----------    ----------   -----
                                                  (millions)
       1996
       Equity Securities       $ 184.9       $  16.3       $   0.8      $ 200.4
                               =======       =======       =======      =======
       1995
       Equity Securities       $ 231.6       $  27.2       $   1.2      $ 257.6
                               =======       =======       =======      =======

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                    1996                    1995
                                             ------------------       -----------------
                                             Carrying     Fair        Carrying    Fair
                                             Value        Value       Value       Value
                                             -----        -----       -----       -----
                                                         (millions)
Assets:
    Mortgage loans                           $    13.0    $    13.2   $    21.2   $    21.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity              $ 1,014.1    $ 1,028.8   $   989.1   $ 1,001.2
          Without a fixed maturity             9,649.6      9,427.6     9,511.0     9,298.4

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                          Amortized      Fair
                                                             Cost        Value
                                                             ----        -----
                                                                 (millions)

       Residential collateralized mortgage obligations    $ 2,227.8    $ 2,309.0
            Principal-only strips (included above)             44.5         53.3
            Interest-only strips (included above)              10.3         22.8
       Other structured securities with derivative
            characteristics (1)                               126.3        129.2

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:
                                                1996         1995         1994
                                                ----         ----         ----
                                                          (millions)

     Debt securities                         $  945.3     $  891.5     $  823.9
     Preferred stock                              5.9          4.2          3.9
     Investment in affiliated mutual funds       14.3         14.9          5.2
     Mortgage loans                               2.2          1.4          1.4
     Policy loans                                18.4         13.7         11.5
     Reinsurance loan to affiliate               44.1         46.5         51.5
     Cash equivalents                            29.4         38.9         29.5
     Other                                        2.1          8.4          6.7
                                             --------     --------     --------
     Gross investment income                  1,061.7      1,019.5        933.6
     Less investment expenses                   (16.1)       (15.2)       (16.4)
                                             --------     --------     --------
     Net investment income                   $1,045.6     $1,004.3     $  917.2
                                             ========     ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5.  Dividend Restrictions and Shareholder's Equity

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

     As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                  1996        1995        1994
                                                  ----        ----        ----
                                                           (millions)

       Debt securities                         $   11.1     $  32.8     $   1.0
       Equity securities                            8.6         8.3         0.2
       Mortgage loans                               --          0.2         0.3
                                               --------     --------    -------
       Pretax realized capital gains           $   19.7     $  41.3     $   1.5
                                               ========     =======     =======
       After tax realized capital gains        $   13.0     $  25.8     $   1.0
                                               ========     =======     =======

     Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policyholder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

     Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                           1996          1995            1994
                                           ----          ----            ----
                                                      (millions)

     Proceeds on Sales                   $5,182.2      $4,207.2       $3,593.8
     Gross gains                             24.3          44.6           26.6
     Gross losses                            13.2          11.8           25.6

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

                                                 1996         1995        1994
                                                 ----         ----        ----
                                                         (millions)

     Debt securities                          $ (100.1)    $  255.9    $ (242.1)
     Equity securities                           (10.5)        27.3       (13.3)
     Limited partnership                           --           1.8        (1.8)
                                              --------     --------    --------
                                                (110.6)       285.0      (257.2)

     Deferred income taxes (See Note 8)          (38.6)       (36.5)       46.3
                                              --------     --------    --------
     Net change in unrealized
        capital gains (losses)                $  (72.0)    $  321.5    $ (303.5)
                                              ========     ========    ========

     Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                               1996         1995          1994
                                               ----         ----          ----
                                                          (millions)
     Debt securities
       Gross unrealized capital gains         $101.7       $179.3       $  27.4
       Gross unrealized capital losses         (23.8)        (1.3)       (105.2)
                                              ------       ------       --------
                                                77.9        178.0         (77.8)
     Equity securities
       Gross unrealized capital gains           16.3         27.2           6.5
       Gross unrealized capital losses          (0.8)        (1.2)         (7.9)
                                              ------       ------       --------
                                                15.5         26.0          (1.4)
     Limited Partnership                        --           --            --
       Gross unrealized capital gains           --           --            --
       Gross unrealized capital losses          --           --            (1.8)
                                              ------       ------       --------
                                                --           --            (1.8)

     Deferred income taxes (See Note 8)         32.9         71.5         108.0
                                              ------       ------       --------

     Net unrealized capital gains (losses)    $ 60.5       $132.5       $(189.0)
                                              ======       ======       ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                    Vacated
                                          Asset      Leased             Corporate
(Millions)                   Severance  Write-Off   Property     Other  Allocation    Total
--------------------------------------------------------------------------------------------
Financial Services             $ 29.1     $  1.0     $  1.3     $  1.7     $ --       $ 33.1
Individual Life Insurance        12.5        0.4        0.5        0.8       --         14.2
Corporate Allocation             --         --         --         --         14.0       14.0
                             ---------------------------------------------------------------
   Total Company               $ 41.6     $  1.4     $  1.8     $  2.5     $ 14.0     $ 61.3
--------------------------------------------------------------------------------------------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                                    Reserve            Positions
     ---------------------------------------------------------------------------
       Beginning of year                           $   --                 --
       Severance and facilities charges               47.3                702
       Corporate Allocation                           14.0                --
       Actions taken (1)                             (13.4)              (178)
                                                 -------------------------------
          End of year                              $  47.9                524
     ---------------------------------------------------------------------------

     (1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                             (millions)
     Current taxes (benefits):
     Income Taxes:
       Federal                                       $ 50.9    $ 82.9    $ 78.7
       State                                            3.7       3.2       4.4
       Net realized capital gains (losses)             25.3      28.5     (33.2)
                                                     ------    ------    ------
                                                       79.9     114.6      49.9
                                                     ------    ------    ------
     Deferred taxes (benefits):
     Income Taxes:
       Federal                                         (3.5)    (14.4)     (8.0)
       Net realized capital gains (losses)            (18.6)    (12.9)     33.7
                                                     ------    ------    ------
                                                      (22.1)    (27.3)     25.7
                                                     ------    ------    ------
          Total                                      $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======


     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                            (millions)

     Income before income taxes                      $198.9    $263.2    $220.9
     Tax rate                                            35%       35%       35%
                                                     ------    ------    ------
     Application of the tax rate                       69.6      92.1      77.3
                                                     ------    ------    ------
     Tax effect of:
          State income tax, net of federal benefit      2.4       2.1       2.9
          Excludable dividends                         (8.7)     (9.3)     (8.6)
          Other, net                                   (5.5)      2.4       4.0
                                                     ------    ------    ------
            Income taxes                             $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996          1995
                                                            ----          ----
                                                                (millions)
       Deferred tax assets:
            Insurance reserves                            $ 344.6       $ 290.4
            Unrealized gains allocable to
              experience rated contracts                    100.8         216.7
            Investment losses                                 7.5           7.3
            Postretirement benefits other
              than pensions                                  27.0           7.7
            Deferred compensation                            25.0          18.9
            Pension                                           7.6           5.7
            Other                                            29.3           9.2
                                                          -------       -------
       Total gross assets                                   541.8         555.9

       Deferred tax liabilities:
            Deferred policy acquisition costs               482.1         433.0
            Market discount                                   6.8           4.4
            Net unrealized capital gains                    133.7         288.2
            Other                                            (0.3)         (0.1)
                                                          -------       -------
       Total gross liabilities                              622.3         725.5
                                                          -------       -------
       Net deferred tax liability                         $  80.5       $ 169.6
                                                          =======       =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

9.   Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

     Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to    Assumed
                                        Direct    Other    from Other      Net
                                        Amount  Companies   Companies     Amount
                                        ------  ---------   ---------     ------
                                                    (millions)
     1996
 Premiums:
   Life Insurance                      $  34.6   $  11.2     $  25.3     $  48.7
   Accident and Health Insurance           6.3       6.3        --          --
   Annuities                              84.3      --           0.6        84.9
                                       =======   =======     =======     =======
    Total earned premiums              $ 125.2   $  17.5     $  25.9     $ 133.6
                                       =======   =======     =======     =======
     1995
 Premiums:
   Life Insurance                      $  28.8   $   8.6     $  28.0     $  48.2
   Accident and Health Insurance           7.5       7.5        --          --
   Annuities                             164.0      --           0.5       164.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 200.3   $  16.1     $  28.5     $ 212.7
                                       =======   =======     =======     =======
     1994
 Premiums:
   Life Insurance                      $  27.3   $   6.0     $  32.8     $  54.1
   Accident and Health Insurance           9.3       9.3        --          --
   Annuities                             137.3      --           0.2       137.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 173.9   $  15.3     $  33.0     $ 191.6
                                       =======   =======     =======     =======

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                    1996        1995        1994
--------------------------------------------------------------------------------
Revenue:
    Financial Services                         $ 1,195.1   $ 1,211.3   $ 1,013.5
    Individual Life Insurance                      445.7       407.9       386.1
                                               ---------------------------------
      Total revenue                            $ 1,640.8   $ 1,619.2   $ 1,399.6
--------------------------------------------------------------------------------
Income before income taxes: (2)
    Financial Services                         $   129.9   $   160.1   $   122.5
    Individual Life Insurance                       83.0       103.1        98.4
                                               ---------------------------------
     Total income before income taxes          $   212.9   $   263.2   $   220.9
--------------------------------------------------------------------------------
Net income: (2)
    Financial Services                         $    94.3   $   113.8   $    85.5
    Individual Life Insurance                       55.9        62.1        59.8
                                               ---------------------------------
Net income                                     $   150.2   $   175.9   $   145.3
--------------------------------------------------------------------------------

Assets under management: (3)
    Financial Services                         $27,268.1   $22,534.4   $18,122.9
    Individual Life Insurance                    2,830.5     2,590.9     2,220.5
--------------------------------------------------------------------------------
       Total assets under management           $30,098.6   $25,125.3   $20,343.4
--------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.
(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).
(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

FORM NO. SAI.75980-97                                       ALIAC ED.  MAY 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
   (a) Financial Statements:
      (1)   Included in Part A:
            Condensed Financial Information
      (2)   Included in Part B:
            Financial Statements of Variable Annuity Account C:
            -  Statement of Assets and Liabilities as of December 31, 1996
            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of the Depositor:
            -  Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
            -  Consolidated Balance Sheets as of December 31, 1996 and 1995
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
            - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
            -  Notes to Consolidated Financial Statements

   (b) Exhibits
      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
      (2)    Not applicable
      (3.1)  Form of Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
      (4.1)  Form of Variable Annuity Contract (G-CDA-HF)(3)
      (4.2)  Form of Variable Annuity Contract (I-CDA-HD)(4)
      (4.3)  Form of Variable Annuity Contract (GIH-CDA-HB)(5)
      (4.4)  Form of Variable Annuity Contract (IMT-CDA-HO)(5)
      (4.5)  Form of Variable Annuity Contract (G-CDA-HD)(6)
      (4.6)  Form of Variable Annuity Contract (GIP-CDA-HB)(7)
      (4.7)  Form of Endorsement (EGAAE-IO) to Contract GIH-CDA-HB(5)
      (4.8) Form of Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and IMT-CDA-HO(5)
      (4.9) Form of Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and IMT-CDA-HO(5)
      (4.10) Form of Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB(5)

      (4.11) Form of Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and
             GIP-CDA-HB(5)
      (4.12) Form of Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and
             GIP-CDA-HB(5)
      (4.13) Form of Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB
             and IMT-CDA-HO(5)
      (4.14) Form of Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and
             GIP-CDA-HB(5)
      (4.15) Form of Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF(5)
      (4.16) Form of Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD(5)
      (4.17) Form of Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD(5)
      (4.18) Form of Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO(5)
      (4.19) Form of Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and
             GIH-CDA-HB(5)
      (4.20) Form of Endorsement (EUSR-HC) to Contract IMT-CDA-HO(5)
      (4.21) Form of Endorsement (EGAWI-HC) to Contract IMT-CDA-HO(5)
      (4.22) Form of Endorsement (ERPH-HB) to Contract IMT-CDA-HO(5)
      (4.23) Form of Endorsement (EIECVT-HI) to Contract IMT-CDA-HO(5)
      (4.24) Form of Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO and
             GIH-CDA-HB(5)
      (4.25) Form of Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO(5)
      (4.26) Form of Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB(5)
      (4.27) Form of Endorsement (EPUMF-IC) to Contract GIH-CDA-HB(5)
      (4.28) Form of Endorsement (EGECVT-HI) to Contract GIH-CDA-HB(5)
      (4.29) Form of Endorsement (ERPH-HB) to Contract GIH-CDA-HB(5)
      (4.30) Form of Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB(5)
      (4.31) Form of Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and
             GIP-CDA-HB(5)
      (5.1)  Form of Variable Annuity Contract Application (300-GPP-10)(8)
      (5.2)  Form of Variable Annuity Contract Application (200-IMC-HG)(5)
      (6.1) Certificate of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(9)
      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(4)
      (7)    Not applicable
      (8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(2)
      (9)    Opinion of Counsel(10)
      (10.1) Consent of Independent Auditors
      (10.2) Consent of Counsel
      (11)   Not applicable
      (12)   Not applicable

      (13)   Schedule for Computation of Performance Data(11)
      (14)   Not applicable
      (15.1) Powers of Attorney(12)
      (15.2) Authorization for Signatures(2)
      (27)   Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed electronically on February 12, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75984), as filed on April 28, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 28, 1995.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
10. Incorporated by reference to Registrant's 24f-2 Notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75990), as filed on April 25, 1994.
12 Incorporated by reference to Registration Statement on Form S-2 (File No. 33-60477), as filed electronically on April 4, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor
------------------                   ------------------------------------

Daniel P. Kearney                    Director and President

Timothy A. Holt                      Director, Senior Vice President and
                                     Chief Financial Officer

Christopher J. Burns                 Director and Senior Vice President

Laura R. Estes                       Director and Senior Vice President

J. Scott Fox                         Director and Senior Vice President

Gail P. Johnson                      Director and Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Vice President

Glen Salow                           Director and Vice President

Creed R. Terry                       Director and Vice President

Deborah Koltenuk                     Vice President and Treasurer,
                                     Corporate Controller

Frederick D. Kelsven                 Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically on April 11, 1997.

Item 27. Number of Contract Owners

   As of February 28, 1997, there were 606,945 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

   (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable

       Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

   (b) See Item 25 regarding the Depositor.

   (c) Compensation as of December 31, 1996:

      (1)              (2)              (3)           (4)            (5)

Name of         Net Underwriting  Compensation
Principal       Discounts and     on Redemption     Brokerage
Underwriter     Commissions       or Annuitization  Commissions  Compensation*
-----------     ----------------  ----------------  -----------  -------------
Aetna Life                          $1,325,661                   $96,924,599
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

   Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-75980) and has caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-75980) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of April, 1997.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                              By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Depositor)

                               By:  Daniel P. Kearney*
                                    -------------------------------------------
                                    Daniel P. Kearney
                                    President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-75980) has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                           Date
---------                 -----                                           ----

Daniel P. Kearney*        Director and President                     )
------------------------- (principal executive officer)              )
Daniel P. Kearney                                                    )
                                                                     )
Timothy A. Holt*          Director, Senior Vice President and        ) April
------------------------- Chief Financial Officer                    )
Timothy A. Holt                                                      ) 14, 1997
                                                                     )
Christopher J. Burns*     Director                                   )
-------------------------                                            )
Christopher J. Burns                                                 )
                                                                     )
Laura R. Estes*           Director                                   )
-------------------------                                            )
Laura R. Estes                                                       )
                                                                     )
J. Scott Fox*             Director                                   )
-------------------------                                            )
J. Scott Fox                                                         )

Gail P. Johnson*           Director                                  )
-------------------------                                            )
Gail P. Johnson                                                      )
                                                                     )
John Y. Kim*               Director                                  )
-------------------------                                            )
John Y. Kim                                                          )
                                                                     )
Shaun P. Mathews*          Director                                  )
-------------------------                                            )
Shaun P. Mathews                                                     )
                                                                     )
Glen Salow*                Director                                  )
-------------------------                                            )
Glen Salow                                                           )
                                                                     )
Creed R. Terry*            Director                                  )
-------------------------                                            )
Creed R. Terry                                                       )
                                                                     )
Deborah Koltenuk*         Vice President and Treasurer, Corporate    )
------------------------- Controller                                 )
Deborah Koltenuk                                                     )
                                                                     )
By:   /s/ Julie E. Rockmore
      ------------------------------------------
     *Julie E. Rockmore
     Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.     Exhibit                                               Page

99-B.1          Resolution of the Board of Directors of Aetna Life         *
                Insurance and Annuity Company establishing Variable
                Annuity Account C

99-B.3.1        Form of Broker-Dealer Agreement                            *

99-B.3.2        Alternative Form of Wholesaling Agreement and              *
                Related Selling Agreement

99-B.4.1        Form of Variable Annuity Contract (G-CDA-HF)               *

99-B.4.2        Form of Variable Annuity Contract (I-CDA-HD)               *

99-B.4.3        Form of Variable Annuity Contract (GIH-CDA-HB)             *

99-B.4.4        Form of Variable Annuity Contract (IMT-CDA-HO)             *

99-B.4.5        Form of Variable Annuity Contract (G-CDA-HD)               *

99-B.4.6        Form of Variable Annuity Contract (GIP-CDA-HB)             *

99-B.4.7        Form of Endorsement (EGAAE-IO) to Contract GIH-CDA-HB      *

99-B.4.8        Form of Endorsement (EGISA-IA) to Contracts                *
                GIH-CDA-HB and IMT-CDA-HO

99-B.4.9        Form of Endorsement (EVPE-IC) to Contracts GIH-CDA-HB      *
                and IMT-CDA-HO

99-B.4.10       Form of Endorsement (EGE2MF5-IB) to Contract               *
                GIH-CDA-HB

99-B.4.11       Form of Endorsement (EGAWA-HC) to Contract GIH-CDA-HB      *

99-B.4.12       Form of Endorsement (EGAWGU-HC) to Contracts               *
                GIH-CDA-HB and GIP-CDA-HB

99-B.4.13       Form of Endorsement (ETCI-IB) to Contracts                 *
                GIH-CDA-HB, GIP-CDA-HB and IMT-CDA-HO

*Incorporated by reference

Exhibit No.     Exhibit                                               Page

99-B.4.14       Form of Endorsement (EGP-MDRPM-96) to Contracts            *
                GIH-CDA-HB and GIP-CDA-HB

99-B.4.15       Form of Endorsement (EGP-MDRHF-96) to Contract             *
                G-CDA-HF

99-B.4.16       Form of Endorsement (EGP-MDRHD-96) to Contract             *
                G-CDA-HD

99-B.4.17       Form of Endorsement (EIP-MDRHD-96) to Contract             *
                I-CDA-HD

99-B.4.18       Form of Endorsement (EIP-MDRPM-96) to Contract             *
                IMT-CDA-HO

99-B.4.19       Form of Endorsement (ESVB-HB) to Contracts                 *
                IMT-CDA-HO and GIH-CDA-HB

99-B.4.20       Form of Endorsement (EUSR-HC) to Contract IMT-CDA-HO       *

99-B.4.21       Form of Endorsement (EGAWI-HC) to Contract IMT-CDA-HO      *

99-B.4.22       Form of Endorsement (ERPH-HB) to Contract IMT-CDA-HO       *

99-B.4.23       Form of Endorsement (EIECVT-HI) to Contract                *
                IMT-CDA-HO

99-B.4.24       Form of Endorsement (ESF-GPHIMT-HD) to Contracts           *
                IMT-CDA-HO and GIH-CDA-HB

99-B.4.25       Form of Endorsement (EEIMEDH-IB) to Contract               *
                IMT-CDA-HO

99-B.4.26       Form of Endorsement (EEGEDP-IB) to Contract                *
                GIH-CDA-HB

99-B.4.27       Form of Endorsement (EPUMF-IC) to Contract GIH-CDA-HB      *

99-B.4.28       Form of Endorsement (EGECVT-HI) to Contract                *
                GIH-CDA-HB

*Incorporated by reference

Exhibit No.     Exhibit                                               Page

99-B.4.29       Form of Endorsement (ERPH-HB) to Contract GIH-CDA-HB       *

99-B.4.30       Form of Endorsement (EEIMEDH-IB) to Contract               *
                GIH-CDA-HB

99-B.4.31       Form of Endorsement (EPAMAR-HD) to Contracts               *
                GIH-CDA-HB and GIP-CDA-HB

99-B.5.1        Form of Variable Annuity Contract Application              *
                (300-GPP-10)

99-B.5.2        Form of Variable Annuity Contract Application              *
                (200-IMC-HG)

99-B.6.1        Certificate of Incorporation and By-Laws of Depositor      *

99-B.6.2        Amendment of Certificate of Incorporation of               *
                Depositor

99-B.8          Fund Participation Agreement between Aetna Life            *
                Insurance and Annuity Company, Investors Research
                Corporation and TCI Portfolios, Inc. dated July 29,
                1992 and amended December 22, 1992 and June 1, 1994

99-B.9          Opinion of Counsel                                         *

99-B.10.1       Consent of Independent Auditors
                                                                      ----------

99-B.10.2       Consent of Counsel
                                                                      ----------

99-B.13         Schedule for Computation of Performance Data               *

99-B.15.1       Powers of Attorney                                         *

99-B.15.2       Authorization for Signatures                               *

27              Financial Data Schedule
                                                                      ----------

*Incorporated by reference